   As filed with the Securities and Exchange Commission on February 4, 1999

                                                           Registration No.
-------------------------------------------------------------------------------
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                    U.S. SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               ----------------

                                   FORM N-14
                            REGISTRATION STATEMENT
                                     UNDER
                          THE SECURITIES ACT OF 1933

                               ----------------

[_]Pre-Effective Amendment No.

[_]Post-Effective Amendment No.

                               ----------------

                       SALOMON BROTHERS SERIES FUNDS INC
              (Exact name of Registrant as specified in Charter)

                        Area Code and Telephone Number:
                               (800) [725-6666]
                             7 World Trade Center,
                           New York, New York 10048
              (Address of principal executive offices) (Zip Code)

                           Christina T. Sydor, Esq.
                           Salomon Smith Barney Inc.
                             388 Greenwich Street
                     New York, New York 10013 (22nd floor)
                    (Name and address of agent for service)

                               ----------------

                                   Copy to:

                             Gary S. Schpero, Esq.
                          Simpson Thatcher & Bartlett
                             425 Lexington Avenue
                         New York, New York 10017-3954

                               ----------------

  Approximate date of proposed public offering: As soon as possible after the effective date of this Registration Statement.

                               ----------------

  Title of securities being registered. Shares of common stock ($.001 par value) of Salomon Brothers Small Cap Growth Fund, a series of the Registrant.

  Registrant has registered an indefinite amount of securities pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended; accordingly, no fee is payable herewith. Registrant's Rule 24f-2 Notice for the fiscal period ended December 31, 1998 is expected to be filed with the Securities and Exchange Commission on February 28, 1999.

  Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

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

                       SALOMON BROTHERS SERIES FUNDS INC

                                  CONTENTS OF
                             REGISTRATION STATEMENT

  This Registration Statement contains the following pages and documents:

    Front Cover

    Contents Page

    Cross-Reference Sheet

    Letter to Shareholders

    Notice of Special Meeting

    Part A--Prospectus/Proxy Statement

    Part B--Statement of Additional Information

    Part C--Other Information

    Signature Page

    Exhibits

                       SALOMON BROTHERS SERIES FUNDS INC

                        FORM N-14 CROSS REFERENCE SHEET
            Pursuant to Rule 481(a) Under the Securities Act of 1933

                                                         Prospectus/Proxy
           Part A Item No. and Caption                  Statement Caption
           ---------------------------                  -----------------
 Item 1.  Beginning of Registration Statement
          and Outside Front Cover Page of         Cover Page; Cross Reference
          Prospectus............................  Sheet

 Item 2.  Beginning and Outside Back Cover Page
          of Prospectus.........................  Table of Contents

 Item 3.  Synopsis and Risk Factors.............  Summary; Risk Factors;
                                                  Comparison of Investment
                                                  Objectives and Policies

 Item 4.  Information About the Transaction.....  Summary; Reasons for the
                                                  Reorganization; Information
                                                  About the Reorganization;
                                                  Information on Shareholder's
                                                  Rights; Exhibit A (Agreement
                                                  and Plan of Reorganization)

 Item 5.  Information About the Registrant......  Cover Page; Summary;
                                                  Information About the
                                                  Reorganization; Comparison of
                                                  Investment Objectives and
                                                  Policies; Comparative
                                                  Information on Shareholder's
                                                  Rights; Additional
                                                  Information About the Small
                                                  Cap Growth Fund and Special
                                                  Equities Fund. Prospectuses
                                                  of both the Small Cap Growth
                                                  Fund and the Special Equities
                                                  Fund.

 Item 6.  Information About the Company Being
          Acquired..............................  Summary; Information About
                                                  the Reorganization;
                                                  Comparison of Investment
                                                  Objectives and Policies;
                                                  Information on Shareholder's
                                                  Rights; Additional
                                                  Information About the Small
                                                  Cap Growth Fund and the
                                                  Special Equities Fund

 Item 7.  Voting Information....................  Summary; Information About
                                                  the Reorganization;
                                                  Comparative Information on
                                                  Shareholder's Rights; Voting
                                                  Information

 Item 8.  Interest of Certain Persons...........  Financial Statements and
                                                  Experts; Legal and Experts
                                                  Matters

 Item 9.  Additional Information Required for
          Reoffering By Persons Deemed to be
          Underwriters..........................  Not Applicable

                                                      Statement of Additional
            Part B Item No. and Caption                 Information Caption
            ---------------------------               -----------------------
 Item 10.  Cover Page............................  Cover Page

 Item 11.  Table of Contents.....................  Cover Page

 Item 12.  Additional Information About the
           Registrant............................  Cover Page; Statement of
                                                   Additional Information of
                                                   Salomon Brothers Series
                                                   Funds Inc dated May 1, 1999

 Item 13.  Additional Information About the
           Company Being Acquired................  Not Applicable

 Item 14.  Financial Statements..................  Annual Report of the Small
                                                   Cap Growth Fund dated
                                                   December 31, 1998; Annual
                                                   Report of the Special
                                                   Equities Fund dated December
                                                   31, 1998; Pro forma
                                                   Financial Statements

            Part C Item No. and Caption              Other Information Caption
            ---------------------------              -------------------------
 Item 15.  Indemnification.......................  Incorporated by reference to
                                                   Part A caption "Comparative
                                                   Information on Shareholder's
                                                   Rights"

 Item 16.  Exhibits..............................  Exhibits

 Item 17.  Undertakings..........................  Undertakings

                             388 Greenwich Street
                           New York, New York 10013

                                 March  , 1999

Dear Shareholder:

  I am writing to ask you for your vote on some important questions that affect your investment in the Smith Barney Special Equities Fund ("Special Equities Fund"). A special meeting of Special Equities Fund shareholders is scheduled for May 14, 1999 to consider changes to the Fund. Shareholder meetings are held by mutual fund companies periodically as important issues arise requiring shareholder approval.

  While we want you to attend your Fund's meeting, we understand that many shareholders prefer to cast their vote by filling out and signing the enclosed proxy. A proxy card is a ballot and when you vote your proxy, you tell us how to vote on your behalf on important issues relating to your fund.

  On January 7, 1999 the Board of Directors of Special Equities Fund approved a proposed merger whereby Smith Barney Fund shareholders would exchange their shares for an equivalent dollar amount of shares in the Salomon Brothers Small Cap Growth Fund ("Small Cap Growth Fund"). The Small Cap Growth Fund has a similar investment objective and policies as Special Equities Fund.

  Pam Milunovich took over management responsibilities of the Special Equities Fund on November 6, 1998. In addition to managing the Special Equities Fund, Ms. Milunovich also manages the Small Cap Growth Fund. Management believes the proposed merger would create certain efficiencies as a result of Ms. Milunovich managing a single fund and will lead to a more focused marketing and distribution effort and promoting asset growth.

  We ask that you take a few moments to review the accompanying prospectus/proxy statement carefully. If you do not plan to attend the meeting, we ask that you complete the proxy card and return it as soon as possible in the enclosed postage-paid envelope. When shareholders do not return their proxies, their fund may have to incur the expense of follow-up solicitations.

  Your vote is important. Thank you for your time and consideration. If you have any questions regarding this proposed merger, please contact your Salomon Smith Barney Financial Consultant or dealer representative.

                                       Sincerely.


                                       /s/ Heath B. McLendon

                                       Heath B. McLendon
                                       Chairman

                      SMITH BARNEY SPECIAL EQUITIES FUND

                 388 Greenwich Street New York, New York 10013

                            ----------------------

                   NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                           To be held on May  , 1999

                            ----------------------

  Notice is hereby given that a Special Meeting of Shareholders (the "Meeting") of Smith Barney Special Equities Fund (the "Special Equities Fund"), will be held at 388 Greenwich Street, New York, New York on May [ ], 1999, at [ ] p.m. for the following purposes:

    1. To consider and act upon the Agreement and Plan of Reorganization (the "Plan") dated as of January [ ], 1999 providing for: (i) the acquisition of substantially all of the assets of the Special Equities Fund by the Salomon Brothers Small Cap Growth Fund of the Salomon Brothers Series Funds Inc (the "Small Cap Growth Fund") in exchange for shares of the Small Cap Growth Fund and the assumption by the Small Cap Growth Fund of substantially all of the liabilities of the Special Equities Fund; (ii) the distribution of such shares of the Small Cap Growth Fund to shareholders of the Special Equities Fund in liquidation of the Special Equities Fund; and (iii) the subsequent termination of the Special Equities Fund.

    2. To transact any other business which may properly come before the Meeting or any adjournment thereof.

  The Directors of the Special Equities Fund have approved the transaction and
have fixed the close of business on [    ],1999, as the record date for
determining shareholders of the Special Equities Fund entitled to notice of and to vote at this Meeting or any adjournment thereof.

  IT IS IMPORTANT THAT PROXIES BE RETURNED PROMPTLY. SHAREHOLDERS WHO DO NOT EXPECT TO ATTEND IN PERSON ARE URGED TO SIGN AND RETURN WITHOUT DELAY THE ENCLOSED PROXY IN THE ENCLOSED ENVELOPE, WHICH REQUIRES NO POSTAGE, SO THAT THEIR SHARES MAY BE REPRESENTED AT THE MEETING. INSTRUCTIONS FOR THE PROPER EXECUTION OF PROXIES ARE SET FORTH ON THE FOLLOWING PAGE. PROXIES MAY BE REVOKED AT ANY TIME BEFORE THEY ARE EXERCISED BY THE SUBSEQUENT EXECUTION AND SUBMISSION OF A REVISED PROXY, BY GIVING WRITTEN NOTICE OF REVOCATION TO THE SPECIAL EQUITIES FUND

AT ANY TIME BEFORE THE PROXY IS EXERCISED OR BY VOTING IN PERSON AT THE
MEETING.

                                          By order of the Directors

                                              Christina T. Sydor
                                                  Secretary

[    ], 1999

                            ----------------------

 YOUR PROMPT ATTENTION TO THE ENCLOSED PROXY WILL HELP TO AVOID THE EXPENSE OF
                             FURTHER SOLICITATION.

                          PROSPECTUS/PROXY STATEMENT
                               Dated [   ], 1999

                         Acquisition Of The Assets Of

                     SMITH BARNEY INVESTMENT FUNDS INC.--
                             SPECIAL EQUITIES FUND
                             388 Greenwich Street
                           New York, New York 10013
                                (800) 451-2010

                       By And In Exchange For Shares Of

                      SALOMON BROTHERS SERIES FUNDS INC--
                             SMALL CAP GROWTH FUND
                             7 World Trade Center
                           New York, New York 10048
                                 (800) SALOMON

  This Prospectus/Proxy Statement is being furnished to shareholders of Smith Barney Special Equities Fund (the "Special Equities Fund"), a separate series of Smith Barney Investment Funds Inc. (the "Investment Funds"), in connection with a proposed Agreement and Plan of Reorganization (the "Plan"), to be submitted to shareholders for consideration at a Special Meeting of Shareholders to be held on May [14], 1999 at [ ] p.m., New York City time, at the offices of Salomon Smith Barney Inc., located at 388 Greenwich Street, [ ]nd Floor, New York, New York, and any adjournments thereof (collectively, the "Meeting"). The Plan provides for all of the assets of the Special Equities Fund to be acquired by the Salomon Brothers Small Cap Growth Fund (the "Small Cap Growth Fund"), a separate series of Salomon Brothers Series Funds Inc (the "Series Funds"), in exchange for shares of the Small Cap Growth Fund and the assumption by the Small Cap Growth Fund of substantially all liabilities of the Special Equities Fund (hereinafter referred to as the "Reorganization"). (The Special Equities Fund and the Small Cap Growth Fund are herein referred to individually as a "Fund" and collectively as the "Funds"). Following the Reorganization, shares of the Small Cap Growth Fund will be distributed to shareholders of the Special Equities Fund in liquidation of the Special Equities Fund and the Special Equities Fund will be dissolved. As a result of the proposed Reorganization, each shareholder of the Special Equities Fund will receive that number of shares of the Small Cap Growth Fund having an aggregate net asset value equal to the aggregate net asset value of such shareholder's shares of the Special Equities Fund. Holders of Class A shares in the Special Equities Fund will receive Class A shares of the Small Cap Growth Fund, and no sales charge will be imposed on the Class A shares of the Small Cap Growth Fund received by the Special Equities Fund Class A shareholders. Holders of Class B and Class L shares in the Special Equities Fund will receive Class B and Class 2 shares, respectively, of the Small Cap Growth Fund; any contingent deferred sales charge ("CDSC") which is applicable to a shareholder's investment will continue to apply, and, in calculating the applicable CDSC payable upon the subsequent redemption of Class B, Class 2 or certain Class A shares of the Small Cap Growth Fund, the period during which a Special Equities Fund shareholder held the shares of the Special Equities Fund exchanged for such Small Cap Growth Fund shares redeemed will be counted. This transaction is being structured as a tax-free reorganization.

  The Small Cap Growth Fund is an open-end diversified management investment company whose investment objective is to seek long-term growth of capital appreciation by investing primarily in securities of U.S. issuers with market capitalizations of less than $1 billion at the time of initial purchase. The Special Equities Fund is an open-end diversified investment management company whose investment objective is to seek long-term capital appreciation. Each Fund invests primarily, but not exclusively, in equity securities (common and preferred stock). Salomon Brothers Asset Management Inc ("SBAM") serves as investment manager to the Small Cap Growth Fund and Mutual Management Corp. ("MMC") serves as the investment manager of the Special Equities Fund. SBAM and MMC are both subsidiaries of Salomon Smith Barney Holdings Inc. ("Holdings").

  The investment policies of the Small Cap Growth Fund are generally similar to those of the Special Equities Fund. However, certain differences in the Funds' investment policies are described under "Comparison of Investment Objectives and Policies" in this Prospectus/Proxy Statement.

  This Prospectus/Proxy Statement, which should be retained for future reference, sets forth concisely information about the Small Cap Growth Fund that a prospective investor should know before investing. Certain relevant documents listed below, which have been filed with the Securities and Exchange Commission ("SEC"), are incorporated by reference. A Statement of Additional
Information dated [    ], 1999 relating to this Prospectus/Proxy Statement and
the Reorganization, has been filed with the SEC and is incorporated by reference into this Prospectus/Proxy Statement. A copy of such Statement of Additional Information and the Special Equities Fund Prospectus referred to below are available upon request and without charge by writing to the Special Equities Fund at the address listed on the cover page of this Prospectus/Proxy Statement or by calling (800) 451-2010.

    1. The Prospectus dated May 1, 1998, as supplemented on February 1, 1999 of the Small Cap Growth Fund is incorporated in its entirety by reference and a copy is included herewith.

    2. The Prospectus dated April 30, 1998, as supplemented on June 12, 1998, October 5, 1998, November 24, 1998 and January 11, 1999 of the Special Equities Fund is incorporated in its entirety by reference.

  Also accompanying this Prospectus/Proxy Statement as Exhibit A is a copy of the Plan.

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS

                                                                           Page
                                                                           ----
Additional Materials......................................................   5
Fee Tables................................................................   5
Summary...................................................................   8
Risk Factors..............................................................  13
Reasons for the Reorganization............................................  14
Information about the Reorganization......................................  15
Information about the Small Cap Growth Fund...............................  19
Information about the Special Equities Fund...............................  19
Comparison of Investment Objectives and Policies..........................  20
Comparative Information on Shareholders' Rights...........................  25
Additional Information About the Small Cap Growth Fund and the Special
  Equities Fund...........................................................  28
Other Business............................................................  28
Voting Information........................................................  28
Financial Statements......................................................  30
Legal Matters.............................................................  30
Exhibit A: Agreement and Plan of Reorganization........................... A-1

Additional Materials

  The following additional materials, which have been incorporated by
reference into the Statement of Additional Information dated [     ], 1999
relating to this Prospectus/Proxy Statement and the Reorganization, will be sent to all shareholders requesting a copy of such Statement of Additional Information.

1.Statement of Additional Information of Series Funds dated May 1, 1998.

2. Statement of Additional Information of Smith Barney Investment Funds Inc. (the "Investment Funds") dated April 30, 1998

3.Annual Report of Small Cap Growth Fund dated December 31, 1998.

4.Annual Report of Special Equities Fund dated December 31, 1998.

5.Pro forma financial statements.

Fee Tables

  Following are tables showing current costs and expenses of the Class A, Class B and Class L or Class 2 shares of the Special Equities Fund and the Small Cap Growth Fund and the pro forma costs and expenses expected to be incurred by each such Class of the Small Cap Growth Fund after giving effect to the Reorganization, each based on the maximum sales charge or maximum CDSC that may be incurred at the time of purchase or redemption. These figures are based on each Fund's operating expenses for the fiscal year ended December 31, 1998.

 Class A Shares

                                            Special  Small Cap
                                            Equities  Growth    Pro Forma****
                                            -------- ---------  -------------
Shareholder Transaction Expenses
Maximum sales charge imposed on purchases
 (as a percentage of offering price)          5.00%    5.75%        5.75%
Maximum CDSC (as a percentage of original
 cost or redemption proceeds, whichever is
 lower)                                       None*    None*        None*
-----------------------------------------------------------------------------
Annual Operating Expenses
 (as a percentage of average net assets)
 Management and Administration fees            .75%     .85%**       .75%***
 12b-1 fees                                    .25      .25          .25
 Other expenses
Total Operating Expenses

-----------
   * Purchases of Class A shares of the Special Equities Fund and the Small Cap Growth Fund, which, when combined with current holdings of Class A shares offered with a sales charge equal or exceed $500,000 and $1,000,000, respectively, in the aggregate, will be made at net asset value with no sales charge, but will be subject to a CDSC of 1.00% on redemptions made within 12 months.
  **As of December 31, 1998, SBAM waived a portion of its management fee and reimbursed certain expenses. After taking into account such waiver and reimbursements, the management and administration fee, other expense and
   total operating expenses were   %,   % and   %, respectively.
 *** Reflects the reduction in the management fee of the Small Cap Growth Fund upon completion of the Reorganization.
**** The pro forma financial figures are intended to provide shareholders with information about the continuing impact of the Reorganization as if the Reorganization had taken place as of December 31, 1998.

 Class B Shares

                                            Special  Small Cap
                                            Equities  Growth    Pro Forma*****
                                            -------- ---------  --------------
Shareholder Transaction Expenses
Maximum sales charge imposed on purchases
 (as a percentage of offering price)          None     None          None
Maximum CDSC (as a percentage of original
 cost or redemption proceeds, whichever is
 lower)                                       5.00%*   5.00%*        5.00%*
------------------------------------------------------------------------------
Annual Operating Expenses
 (as a percentage of average net assets)
 Management fees                               .75%     .85%**        .75%****
 12b-1 fees***                                1.00     1.00          1.00
 Other expenses**
Total Operating Expenses**

-----------
    *The CDSC applicable to Class B shares of the Special Equities Fund declines by 1% each year after purchase to zero. The CDSC applicable to Class B shares of the Small Cap Growth Fund and on a Pro Forma basis decline by 1% per year in each of the second, third, fifth, sixth and seventh years after purchase to zero.
   **As of December 31, 1998, SBAM waived a portion of its management fee and reimbursed certain expenses. After taking into account such waiver and reimbursements, the management and administration fee, other expense and
    total operating expenses were   %,   % and   %, respectively.
  *** Upon conversion of Class B shares to Class A shares, such shares will no longer be subject to a distribution fee, but will be subject to a 0.25% service fee.
 **** Reflects the reduction in the management fee of the Small Cap Growth
      Fund upon completion of the Reorganization.
***** The pro forma financial figures are intended to provide shareholders with information about the continuing impact of the Reorganization as if the Reorganization had taken place as of December 31, 1998.

 Class L and 2 Shares

                                            Special  Small Cap
                                            Equities  Growth    Pro Forma****
                                            -------- ---------  -------------
Shareholder Transaction Expenses
Maximum sales charge imposed on purchases
 (as a percentage of offering price)          1.00%    1.00%        1.00%
Maximum CDSC (as a percentage of original
 cost or redemption proceeds, whichever is
 lower)                                       1.00%    1.00%        1.00%
-----------------------------------------------------------------------------
Annual Operating Expenses
 (as a percentage of average net assets)
 Management and Administration fees            .75%     .85%**       .75%***
 12b-1 fees*                                  1.00     1.00         1.00
 Other expenses**
Total Operating Expenses**

-----------
   * Class L and Class 2 shares do not have a conversion feature and, therefore, are subject to an ongoing distribution fee. As a result, long-term shareholders of Class L or Class 2 shares may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.
  **As of December 31, 1998, SBAM waived a portion of its management fee and reimbursed certain expenses. After taking into account such waiver and reimbursements, the management and administration fee, other expense and
   total operating expenses were   %,   % and   %, respectively.
 *** Reflects the reduction in the management fee of the Small Cap Growth Fund upon completion of the Reorganization.
**** The pro forma financial figures are intended to provide shareholders with information about the continuing impact of the Reorganization as if the Reorganization had taken place as of December 31, 1998.

Examples

  The following examples are intended to assist an investor in understanding the various costs an investor in the Funds will bear directly or indirectly. The examples assume payment by the Funds of operating expenses at the levels set forth in the tables above.

  An investor would pay the following expenses on a $1,000 investment, assuming (1) 5.00% annual return and (2) redemption at the end of each time period:

                                                1 year 3 years 5 years 10 years*
                                                ------ ------- ------- ---------
Class A
Special Equities Fund..........................
Small Cap Growth Fund..........................
Pro Forma......................................
Class B
Special Equities Fund..........................
Small Cap Growth Fund..........................
Pro Forma......................................
Class L or Class 2
Special Equities Fund..........................
Small Cap Growth Fund..........................
Pro Forma......................................

-----------
* Ten-year figures assume conversion of Class B shares of Special Equities Fund, Small Cap Growth Fund and Pro Forma to Class A shares at the end of the eighth year, seventh year and seventh year respectively, following the date of purchase.

  An investor would pay the following expenses on the same investment, assuming the same annual return and no redemption:

                                                1 year 3 years 5 years 10 years*
                                                ------ ------- ------- ---------
Class A
Special Equities Fund..........................
Small Cap Growth Fund..........................
Pro Forma......................................
Class B
Special Equities Fund..........................
Small Cap Growth Fund..........................
Pro Forma......................................
Class L or Class 2
Special Equities Fund..........................
Small Cap Growth Fund..........................
Pro Forma......................................

-----------
* Ten-year figures assume conversion of Class B shares of Special Equities Fund and Small Cap Growth Fund and Pro Forma to Class A shares at the end of the eighth year, seventh year and seventh year, respectively, following the date of purchase.

  The examples also provide a means for the investor to compare expense levels of funds with different fee structures over varying investment periods. To facilitate such comparison, all funds are required to utilize a 5.00% annual return assumption. However, the Fund's actual return will vary and may be greater or less than 5.00%. These examples should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown.

Summary

  This summary is qualified in its entirety by reference to the additional information contained elsewhere in this Prospectus/Proxy Statement, the Prospectus of the Small Cap Growth Fund dated May 1, 1998, as supplemented on February 1, 1999, the Statement of Additional Information of the Series Funds, dated May 1, 1998, the Prospectus of the Special Equities Fund dated April 30, 1998, as supplemented on June 12, 1998, October 5, 1998, November 24, 1998 and January 11, 1999, the Statement of Additional Information of the Investment Funds dated April 30, 1998 and the Plan, a copy of which is attached to this Prospectus/Proxy Statement as Exhibit A.

  Proposed Reorganization. The Plan provides for the transfer of all or substantially all of the assets of the Special Equities Fund in exchange for shares of the Small Cap Growth Fund and the assumption by the Small Cap Growth Fund of substantially all liabilities of the Special Equities Fund. The Plan also calls for the distribution of shares of the Small Cap Growth Fund to the Special Equities Fund shareholders in liquidation of the Special Equities Fund. As a result of the Reorganization, each shareholder of the Special Equities Fund will become the owner of that number of full and fractional shares of the Small Cap Growth Fund having an aggregate net asset value equal to the aggregate net asset value of their shares of the Special Equities Fund, as of the close of business on the date that the Special Equities Fund's assets are exchanged for shares of the Small Cap Growth Fund. (Shareholders of Class A, Class B and Class L shares of the Special Equities Fund will receive Class A, Class B and Class 2 shares, respectively, of the Small Cap Growth Fund.) See "Information About the Reorganization." The Small Cap Growth Fund also offers Class O shares which are available only to existing Class O shareholders of a fund in the Salomon Brothers Investment Series.

  For the reasons set forth below under "Reasons for the Reorganization," the Board of Directors of the Investment Funds, on behalf of the Special Equities Fund, including all of the "non-interested" Directors, as that term is defined in the Investment Company Act of 1940, as amended (the "1940 Act"), has unanimously concluded that the Reorganization would be in the best interests of the shareholders of the Special Equities Fund and that the interests of the Special Equities Fund's existing shareholders will not be diluted as a result of the transaction contemplated by the Reorganization, and therefore has submitted the Plan for approval by the Fund's shareholders. The Board of Directors of the Series Funds has reached similar conclusions and also recommends approval of the Plan effecting the Reorganization.

  Approval of the Reorganization will require the affirmative vote of a majority, as defined in the 1940 Act, of the outstanding shares of the Special Equities Fund, which is the lesser of (i) 67% of the voting securities of the Special Equities Fund present at the Meeting, if the holders of more than 50% of the outstanding voting securities of the Special Equities Fund are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Special Equities Fund. For purposes of voting with respect to the Reorganization, the Class A, Class B and Class L shares of the Special Equities Fund will vote together as a single class. No vote of the shareholders of the Small Cap Growth Fund is required. See "Voting Information."

  In addition, completion of the Reorganization is conditioned upon receipt of an order from the Securities and Exchange Commission ("SEC") exempting the Reorganization from certain provisions of the 1940 Act. See "Reasons for the Reorganization."

  Tax Consequences. Prior to completion of the Reorganization, the Special Equities Fund will have received an opinion from counsel that, upon the Reorganization and the transfer of the assets of the Special Equities Fund, no gain or loss will be recognized by the Special Equities Fund or its shareholders for Federal income tax purposes. The holding period and tax basis of shares of the Small Cap Growth Fund that are received by each Special Equities Fund shareholder will be the same as the holding period and tax basis of the shares of the Special Equities Fund previously held by such shareholder. In addition, the holding period and tax basis of the assets of the Special Equities Fund in the hands of the Small Cap Growth Fund as a result of the Reorganization will be the same as in the hands of the Special Equities Fund immediately prior to the Reorganization.

  Investment Objectives, Policies and Restrictions. The Special Equities Fund and the Small Cap Growth Fund have generally similar investment policies and restrictions. The Small Cap Growth Fund seeks long-term growth of capital and the Special Equities Fund seeks long-term capital appreciation. Both Funds invest primarily in equity securities and are both classified as diversified investment companies.

  Although the respective investment policies of the Small Cap Growth Fund and the Special Equities Fund are generally similar, shareholders of the Special Equities Fund should consider certain differences in such objectives and policies. See "Information About the Small Cap Growth Fund," "Information About the Special Equities Fund" and "Comparison of Investment Objectives and Policies."

  Fees and Expenses. The Small Cap Growth Fund pays SBAM a monthly investment advisory fee calculated at the rate of 0.80% of the Fund's average daily net assets, while the Special Equities Fund pays MMC a monthly investment advisory fee calculated at the rate of 0.55% of the Fund's average daily net assets. In addition to the investment advisory fees, both Funds pay an administration fee payable monthly at the rate of 0.05% and 0.20% of the Small Cap Growth Fund's and the Special Equities Fund's respective average daily net assets. SBAM has delegated its responsibilities for administration of the Small Cap Growth Fund to MMC and pays MMC this administration fee. However, SBAM has agreed to reduce its advisory fee to 0.70% of the Small Cap Growth Fund's average daily net assets upon completion of the Reorganization so that the overall management and administration fee payable by former Special Equities Fund shareholders will remain at 0.75% subsequent to the Reorganization.

  The expense ratio of the Small Cap Growth Fund subsequent to the Reorganization is expected to be equal to that of the Special Equities Fund. See "Reasons for the Reorganization." Total Small Cap Growth Fund operating expenses stated as a percentage of average net assets for the fiscal year
ended December 31, 1998 for Class A, Class B and Class 2 shares were [   ]%,
[   ]% and [   ]%, respectively. These figures reflect a voluntary expense cap imposed by SBAM. See "Fee Tables" above. Total Special Equities Fund operating expenses stated as a percentage of average net assets as of the year ended
December 31, 1998 for Class A, Class B and Class L shares were [   ]%, [   ]%
and [   ]%, respectively. Total Small Cap Growth Fund annual operating expenses stated as a percentage of average net assets subsequent to the Reorganization (based upon pro forma financial information as of December 31,
1998) are expected to be [   ]%, [   ]% and [   ]%, for Class A, Class B and
Class 2 shares, respectively. SBAM has agreed to waive its management fee and/or reimburse the Small Cap Growth Fund to ensure that the expense ratios of the Small Cap Growth Fund for one year subsequent to the Reorganization do not exceed the expense ratios of the Special Equities Fund prior to the Reorganization.

  Each class of shares (except Class O shares of the Small Cap Growth Fund) of both Funds are sold subject to distribution plans adopted pursuant to Rule 12b-1 under the 1940 Act. Under the plans applicable to each Fund, Salomon Smith Barney Inc. ("Salomon Smith Barney") is paid a service fee calculated at the annual rate of 0.25% of the value of each Fund's average daily net assets attributable to the Fund's Class A, Class B and Class L or Class 2 shares, as the case may be. In addition, each Fund's Class B and, where applicable, Class L and Class 2 shares pay a distribution fee primarily intended to compensate Salomon Smith Barney for its initial expense of paying selected dealers and financial consultants a commission upon sales of the respective shares, preparation of sales literature, advertising and printing and distributing prospectuses, statements of additional information and other materials. The distribution fees for both Funds' Class B shares and Class L or Class 2 shares are calculated at the annual rate of 0.75% of the value of the respective Fund's average net assets attributable to the shares of the respective class.

  Purchase and Redemption Procedures. Purchase of shares of the Special Equities Fund must be made: (i) through a Salomon Smith Barney Financial Consultant; (ii) through an investment dealer in the selling group or a broker that clears securities transactions through Salomon Smith Barney (a "dealer representative") or (iii) from the Fund, but only if investing through certain qualified plans or certain dealer representatives. Shares of the Small Cap Growth Fund may be purchased through First Data Investors Services Group, Inc. ("First Data"), the Fund's transfer agent or from Salomon Smith Barney or other selected dealers. Effective March 8, 1999, the Special Equities Fund will no longer be accepting investments. Class A shares of the Small Cap Growth Fund and the Special Equities Fund are sold subject to a maximum initial sales charge of 5.75% and 5.00%, respectively, of the public offering price. Class B shares of both Funds are sold without an initial sales charge. Class L and Class 2 shares are sold subject to a 1.00% initial sales charge. Class B and Class L or Class 2 shares of both Funds are subject to certain higher ongoing expenses than Class A shares and a "CDSC" payable upon certain redemptions.

  Purchases of Class A shares of the Special Equities Fund and the Small Cap Growth Fund which, when combined with current holdings of Class A shares offered with a sales charge equal or exceed $500,000 and $1,000,000, respectively, may be purchased at net asset value, but are subject to a 1% CDSC if redeemed within the first year of purchase. Otherwise, Class A shares of both Funds may be redeemed at their next determined net asset value per share without charge. Class B shares of both Funds may be redeemed at their next determined net asset value per share, subject to a maximum CDSC of 5.00% of the lower of original cost of the shares or redemption proceeds. The CDSC applicable on redemptions of Class B shares of the Small Cap Growth Fund are at the rates set forth in the following table:

Years since purchased                                                       CDSC
---------------------                                                       ----
  First....................................................................   5%
  Second...................................................................   4%
  Third....................................................................   3%
  Fourth...................................................................   3%
  Fifth....................................................................   2%
  Sixth....................................................................   1%
  Seventh*.................................................................   0%

-----------
*Class B shares of the Small Cap Growth Fund received in exchange for Class B shares of the Special Equities Fund as a result of the Reorganization, will continue to be subject to the CDSC schedule in effect for the Special Equities Fund at the time of purchase.

  The CDSC applicable on redemptions of Class B shares of the Special Equities Fund are at the rates set forth in the following table:

Years since purchased                                                       CDSC
---------------------                                                       ----
  First....................................................................   5%
  Second...................................................................   4%
  Third....................................................................   3%
  Fourth...................................................................   2%
  Fifth....................................................................   1%
  Sixth and thereafter.....................................................   0%

  Class B shares of either Fund will convert automatically to Class A shares of such Fund, based on relative net asset value, seven years and eight years after the date of the original purchase of such shares of the Small Cap Growth Fund and the Special Equities Fund, respectively. Upon conversion, these shares will no longer be subject to an annual distribution fee. Class B shares of the Small Cap Growth Fund that are received in exchange for Class B shares of the Special Equities Fund as a result of the Reorganization, will convert to Class A shares seven years after the date of the original purchase of such shares. In addition, a certain portion of Class B shares that have been acquired through the reinvestment of dividends and distributions will be converted to Class A shares of the respective Fund at that time.

  Class L shares and Class 2 shares are subject to a CDSC of 1% if redeemed within the first year after purchase.

  Shares of the Small Cap Growth Fund may be redeemed through selected dealers or by submitting a written request to First Data. Shares of the Special Equities Fund may be redeemed through a Salomon Smith Barney Financial Consultant, through a dealer representative or by submitting a written request to First Data. Shareholders of both Funds who hold shares directly with the Fund may make redemption requests by telephone. See "Redemption of Shares" in the accompanying Prospectus of the Small Cap Growth Fund for a more detailed discussion of redemption procedures applicable to the Small Cap Growth Fund.

  Exchange Privileges. Shareholders of the Small Cap Growth Fund may exchange all or part of their shares for shares of the same class of any other fund comprising the Salomon Brothers Investment Series and offered in the Small Cap Growth Fund prospectus. Shareholders of the Special Equities Fund may exchange all or part of their shares for shares of the same class of the funds in the Smith Barney mutual funds identified under "Exchange Privilege" in the Special Equities Fund prospectus. Upon completion of the Reorganization, shareholders of the Special Equities Fund who receive shares of the Small Cap Fund in exchange for their Special Equities Fund shares will no longer be able to exchange those shares with other funds in the Smith Barney family of funds. In each case, exchanges are made at the applicable net asset value per share without the imposition of any sales charge or CDSC. Any exchange will be a taxable event for which a shareholder may have to recognize a gain or a loss under Federal income tax provisions. With respect to Class A, Class B and Class L or Class 2 shares of the Funds, the shares acquired in the exchange will be deemed to have been purchased on the same date as the original shares that were exchanged.

  Dividends. The policies regarding dividends and distributions are generally the same for both Funds. Each Fund's policy is to declare and pay dividends of investment income annually and to make distributions of any realized capital gains at least annually. Unless a shareholder otherwise instructs, dividends and capital gains distributions will be reinvested automatically in additional shares of the same class at net asset value, subject to no sales charge or CDSC. The distribution option currently in effect for a shareholder of the Special Equities Fund will remain in effect after the Reorganization. After the Reorganization, however, the former Special Equities Fund shareholders may change their distribution option at any time by contacting a selected dealer or First Data in writing. See "Dividends and Distributions" in the accompanying prospectus of the Small Cap Growth Fund.

  Shareholder Voting Rights. The Small Cap Growth Fund and the Special Equities Fund are both series of open-end investment companies. The Small Cap Growth Fund is a separate series of the Series Funds, a Maryland corporation. The Special Equities Fund is a separate series of the Investment Funds, also a Maryland corporation. As permitted by Maryland law, normally no meeting of shareholders will be held for the purpose of electing directors unless and until such time as less than a majority of the directors holding office have been elected by shareholders. At that time, the directors in each Fund then in office will call a shareholders' meeting for the election of directors. Shareholders may, at any meeting called for such purpose, remove a director by the affirmative vote of the holders of record of a majority of the votes entitled to be cast for the election of directors. For purposes of voting on the Reorganization, the Class A, Class B and Class L shares of the Special Equities Fund shall vote together as a single class. See "Comparative Information on Shareholder's Rights-Voting Rights."

Risk Factors

  The Special Equities Fund invests primarily in securities of growth companies, generally not within the S&P 500, as determined by MMC. These companies may still be in the developmental stage and may not have reached a fully mature stage of earnings growth. The Small Cap Growth Fund invests primarily in the equity securities of companies with market capitalizations of less than $1 billion at the time of purchase. Investing in smaller, newer issuers generally involves greater risk than investing in larger, more established issuers.

  Both the Small Cap Growth Fund and the Special Equities Fund invest primarily in common stocks. In addition, the Small Cap Growth Fund has the ability to invest a portion of its assets in securities of foreign issuers and both Funds may enter into futures transactions and options. The risks typically associated with investing in these securities are discussed under the caption "Comparison of Investment Objectives and Policies."

Reasons for the Reorganization

  The Board of Directors of the Investment Funds has determined that it is advantageous to combine the Special Equities Fund with the Small Cap Growth Fund. In reaching this conclusion, the Board took into account a number of factors. The Board considered the generally similar investment objectives and policies of the two Funds and the fact that a single portfolio manager, Pamela Milunovich, employed by both MMC and SBAM, manages both Funds and has a strong preference to manage a single fund. The Board also took note of how the portfolio assets of the Special Equities Fund had been restructured since the portfolio manager assumed responsibility. In addition, the Board considered SBAM's and MMC's belief that certain efficiencies can be obtained by managing the portfolios as a single fund and that the combination will have a beneficial impact on the shareholders of the Special Equities Fund. The Board considered the advantages to each portfolio as well as to SBAM, MMC and their affiliates, of eliminating the unnecessary competition and duplication of effort inherent in marketing funds having similar investment objectives and the same portfolio manager. It is expected that the Reorganization will lead to a more focused marketing and distribution effort, reducing potential investor confusion and promoting asset growth. Moreover, the portfolio manager and Salomon Smith Barney prefer that, as a result of marketing, investment and other considerations, the combined fund be managed within the Salomon family of funds. In particular, the Board took into account Salomon Smith Barney's belief that in light of the portfolios' respective objectives and investment profiles, marketing the combined fund within the Salomon Brothers family of funds provides greater potential for long-term asset growth and efficiencies. Finally, the Board was advised that the combination, as proposed, would be effected as a tax-free reorganization. MMC explained to the Board that, after the Reorganization, the shareholders would no longer be shareholders of a fund within the Smith Barney family of funds, but would instead be part of the Salomon Brothers family of funds which have different rights of exchange and accumulation, and would incur, in some cases, different sales charges on future investments, all as explained herein. After considering these differences and the expected benefits and portfolio management efficiencies, as well as the recommendations of MMC, the Board of Directors, on behalf of the Special Equities Fund, including the non-interested Directors, has decided that it is in the best interests of the Special Equities Fund and its shareholders to combine with the Small Cap Growth Fund. The Board of Directors has also determined that a combination of the Special Equities Fund and the Small Cap Growth Fund would not result in a dilution of the Special Equities Fund's shareholders' interests.

  The Board of Directors of the Series Funds considered the following factors, among others, in approving the Reorganization and determining that it is advantageous to acquire the assets of the Special Equities Fund: (i) the terms and conditions of the Reorganization; (ii) the fact that the Reorganization will be effected as a tax-free reorganization; (iii) the fact that the acquisition of significant assets would allow the Small Cap Growth Fund to be more efficiently managed and would allow the portfolio manager to increase the Fund's positions in certain stocks and more broadly diversify the portfolio;
(iv) the decrease in expenses for the Small Cap Growth Fund's shareholders expected to result from the Reorganization; and (v) the portfolio manager's strong preference to manage a single fund. Accordingly, the Board of Directors of the Series Funds, including a majority of the non-interested Directors, has determined that the Reorganization is in the best interests of the Small Cap Growth Fund's shareholders and that the interests of the Small Cap Growth Fund's shareholders will not be diluted as a result of the Reorganization.

Information About The Reorganization

  Plan of Reorganization. The following summary of the Plan is qualified in its entirety by reference to the Plan (Exhibit A hereto). The Plan provides that the Small Cap Growth Fund will acquire substantially all of the assets of the Special Equities Fund in exchange for shares of the Small Cap Growth Fund and the assumption by the Small Cap Growth Fund of substantially all liabilities of the Special Equities Fund on [June , 1999], or such later date as may be agreed upon by the parties (the "Closing Date"). Prior to the Closing Date, the Special Equities Fund will endeavor to discharge all of its known liabilities and obligations. The Small Cap Growth Fund will not assume any liabilities or obligations of the Special Equities Fund other than those reflected in an unaudited statement of assets and liabilities of the Special Equities Fund prepared as of the close of regular trading on the New York Stock Exchange, Inc. (the "NYSE") on the Closing Date. The number of full and fractional Class A, Class B and Class 2 shares of the Small Cap Growth Fund to be issued to the Special Equities Fund shareholders will be determined on the basis of the Small Cap Growth Fund's and the Special Equities Fund's relative net asset values for each class of shares, computed as of the close of regular trading on the NYSE on the Closing Date. The net asset value per share of each Class will be determined by dividing assets, minus liabilities, by the total number of outstanding shares.

  Both the Special Equities Fund and the Small Cap Growth Fund will utilize the procedures set forth in the then current prospectus for each Fund to determine the value of their respective portfolio securities. The method of valuation employed will be consistent with Rule 22c-1 under the 1940 Act, and with the interpretation of such rule by the SEC's Division of Investment Management.

  At or prior to the Closing Date, the Special Equities Fund will, and the Small Cap Growth Fund may, declare a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to their respective shareholders all taxable income for the taxable year ending on or prior to the Closing Date (computed without regard to any deduction for dividends paid) and all of its net capital gains realized in the taxable year ending on or prior to the Closing Date (after reductions for any capital loss carryforward).

  As soon after the Closing Date as conveniently practicable, the Special Equities Fund will liquidate and distribute pro rata to shareholders of record as of the close of business on the Closing Date, the full and fractional shares of the Small Cap Growth Fund received by the Special Equities Fund. Such liquidation and distribution will be accomplished by the establishment of accounts in the names of the Special Equities Fund's shareholders on the share records of the Small Cap Growth Fund's transfer agent. Each account will represent the respective pro rata number of full and fractional shares of the Small Cap Growth Fund due to each of the Special Equities Fund's shareholders.

  The consummation of the Reorganization is subject to the conditions set forth in the Plan. Notwithstanding approval of the Special Equities Fund's shareholders, the Plan may be amended or terminated at any time at or prior to the Closing Date by the Board of Directors.

  As of December 31, 1998, Salomon Brothers Holding Company Inc. ("SBHC"), the parent company of SBAM, owned approximately [ %] in value of the aggregate outstanding shares of the Small Cap Growth Fund. The 1940 Act generally prohibits an "affiliated person" from selling a security or other property to a fund or from purchasing a security from a fund, and when funds have common affiliated persons, transfers of securities between the funds are generally prohibited. These provisions could be deemed to prohibit the transfers contemplated by the Plan in view of SBHC ownership of a significant number of shares of the Small Cap Growth Fund.

  The 1940 Act also provides that the SEC shall issue an order granting an exemption from these prohibitions if, among other requirements, evidence establishes that (1) the terms of the proposed transaction, including the consideration paid or received, are reasonable and fair and do not involve overreaching on the part of any person concerned, (2) the proposed transaction is consistent with the investment policies of each fund and (3) the proposed transaction is consistent with the general purposes of the 1940 Act. The Funds, SBAM, MMC and SBHC have filed an application with the SEC for such an order and the Funds believe that the applicants meet the applicable standards for the receipt of the order, although there can be no assurance that the SEC will issue the order. The Funds do not intend to effect the Reorganization without receiving the order from the SEC.

  Approval of the Plan will require the affirmative vote of a majority, as defined in the 1940 Act, of the outstanding shares of the Special Equities Fund, which is the lesser of: (i) 67% of the voting securities of the Special Equities Fund present at the Meeting, if the holders of more than 50% of the outstanding voting securities of the Special Equities Fund are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Special Equities Fund. If the Reorganization is not approved by shareholders of the Special Equities Fund, the Board of Directors will consider other possible courses of action.

  Description of the Small Cap Growth Fund's Shares. Full and fractional shares of the respective classes of shares of common stock of the Small Cap Growth Fund will be issued to the Special Equities Fund in accordance with the procedures detailed in the Plan and as described in the Small Cap Growth Fund's Prospectus. Generally, the Small Cap Growth Fund does not issue share certificates to shareholders unless a specific request is submitted to First Data. The shares of the Small Cap Growth Fund to be issued to the Special Equities Fund shareholders and registered on the shareholder records of First Data will have no preemptive rights.

  Federal Income Tax Consequences. For Federal income tax purposes, the exchange of assets for shares of the Small Cap Growth Fund is intended to qualify as a tax-free reorganization under Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"). As a condition to the closing of the Reorganization, the Special Equities Fund will receive an opinion from Willkie Farr & Gallagher, counsel to the Special Equities Fund, to the effect that, on the basis of the existing provisions of the Code, U.S. Treasury regulations issued thereunder, current administrative rules, pronouncements and court decisions, for Federal income tax purposes, upon consummation of the Reorganization, the following will apply:

    (1) the Reorganization will constitute a reorganization within the meaning of Section 368(a)(1)(C) of the Code, and the Small Cap Growth Fund and the Special Equities Fund are each a "party to a reorganization" within the meaning of Section 368(b) of the Code;

    (2) no gain or loss will be recognized by either the Small Cap Growth Fund or the Special Equities Fund upon the transfer of the Special Equities Fund's assets to, and the assumption of the Special Equities Fund's liabilities by, the Small Cap Growth Fund in exchange for the Small Cap Growth Fund's shares, or upon the distribution of the Small Cap Growth Fund's shares to the Special Equities Fund's shareholders in exchange for their shares in the Special Equities Fund;

    (3) no gain or loss will be recognized by shareholders of the Special Equities Fund upon the exchange of their shares for the Small Cap Growth Fund shares;

    (4) the basis of the Small Cap Growth Fund shares received by each Special Equities Fund shareholder pursuant to the Reorganization will be the same as the basis of the Special Equities Fund shares surrendered in exchange therefor;

    (5) the holding period of the Small Cap Growth Fund shares to be received by each Special Equities Fund shareholder will include the holding period of the shares of the common stock of the Special Equities Fund which are surrendered in exchange therefor (provided the Special Equities Fund shares were held as capital assets on the date of the Reorganization);

    (6) the basis of the Special Equities Fund's assets acquired by the Small Cap Growth Fund will be the same as the basis of such assets to the Special Equities Fund immediately prior to the Reorganization; and

    (7) the holding period of the assets of the Special Equities Fund acquired by the Small Cap Growth Fund will include the period for which such assets were held by the Special Equities Fund.

  Shareholders of the Special Equities Fund should consult their tax advisors regarding the effect, if any, of the proposed Reorganization in light of their individual circumstances. Since the foregoing discussion only relates to the Federal income tax consequences of the Reorganization, shareholders of the Special Equities Fund should also consult their tax advisors as to state and local tax consequences, if any, of the Reorganization.

  Capitalization. The following table, which is unaudited, shows the capitalization of the Small Cap Growth Fund and the Special Equities Fund as
of [    ], 1999 and on a pro forma basis as of that date, giving effect to the proposed acquisition of assets at net asset value:

                                                                    Pro Forma
                                               Special  Small Cap      for
                                               Equities  Growth   Reorganization
                                               -------- --------- --------------
                                                        (In thousands,
                                                   except per share values)
                                                          (Unaudited)
Class A
Net Assets....................................
Net asset value per share.....................
Shares outstanding............................
Class B
Net Assets....................................
Net asset value per share.....................
Shares outstanding............................
Class L or Class 2
Net Assets....................................
Net asset value per share.....................
Shares outstanding............................

  As of the Record Date, [      ], 1999, there were [      ] outstanding Class
A shares, [      ] outstanding Class B shares and [      ] outstanding Class L
shares of the Special Equities Fund and [      ] outstanding Class A shares,
[      ] outstanding Class B shares, [      ] outstanding Class 2 shares and
[      ] outstanding Class O shares of the Small Cap Growth Fund. As of the
Record Date, the officers and Directors of the Investment Funds as a group beneficially owned less than 1% of the outstanding shares of the Special Equities Fund. To the best knowledge of the Directors, as of the Record Date, no shareholder or "group" (as that term is used in Section 13(d) of the Securities Exchange Act of 1934 (the "Exchange Act")), except as set forth in the table below, owned beneficially or of record 5% or more of a class of the Special Equities Fund. As of the Record Date, the officers and directors of the Series Funds as a group beneficially owned less than 1% of the outstanding shares of the Small Cap Growth Fund. Except as set forth in the table below, to the best knowledge of the Directors of the Series Funds, as of the Record Date, no shareholder or "group" (as that term is used in Section 13(d) of the Exchange Act, owned beneficially or of record more than 5% of a class of shares of the Small Cap Growth Fund.

          Percentage of Class Owned of Record
                    or Beneficially
          ------------------------------------
                                     Upon
                                 Consummation
Name and    Fund     As of the      of the
Address   and Class Record Date Reorganization
--------  --------- ----------- --------------


Information About The Small Cap Growth Fund

  Management's discussion and analysis of Market Condition and Portfolio Review (through December 31, 1998).

  [to be inserted]

Information About The Special Equities Fund

  Management's discussion and analysis of Market Condition and Portfolio Review (through December 31, 1998).

  [to be inserted]

Comparison Of Investment Objectives And Policies

  The following discussion which compares investment objectives, policies and restrictions of the Small Cap Growth Fund to the Special Equities Fund is based upon and qualified in its entirety by the investment objectives, policies and restrictions sections of the Prospectuses of the Small Cap Growth Fund and the Special Equities Fund. For a full discussion of the investment objectives, policies and restrictions of the Small Cap Growth Fund, refer to the Small Cap Growth Fund's Prospectus, which accompanies this Prospectus/Proxy Statement, under the captions, "Investment Objectives and Policies" and for a discussion of these issues as they apply to the Special Equities Fund, refer to the Special Equities Fund's Prospectus under the caption, "Investment Objectives and Management Policies."

  Investment Objective. The investment objective of the Small Cap Growth Fund is long-term growth of capital. The investment objective of the Special Equities Fund is long-term capital appreciation. Both the Small Cap Growth Fund's and the Special Equities Fund's investment objective is fundamental and, as such, may be changed only by the "vote of a majority of the outstanding voting securities," as defined in the 1940 Act. The investment policies of the Small Cap Growth Fund and the Special Equities Fund are non-fundamental and, as such, may be changed by the Board of Directors without shareholder approval, provided such change is not prohibited by the investment restrictions (which are set forth in the applicable Statement of Additional Information) or applicable law, and any such change will first be disclosed in the then current prospectus.

  Primary Investments. Both the Small Cap Growth Fund and the Special Equities Fund invest primarily in equity securities (common stock, preferred stock, convertible bonds). The Small Cap Growth Fund invests primarily in equity securities of small capitalization companies (less than $1 billion at the time of purchase) which SBAM believes have favorable growth prospects and potential for significant capital appreciation. SBAM will seek to identify companies that either occupy a dominant position in an emerging industry or a growing market share in larger fragmented industries. The Special Equities Fund seeks to achieve its investment objective by investing primarily in equity securities of growth companies, generally not within the S&P 500, as identified by MMC. These companies may not have reached a fully mature stage of earnings growth, since they may still be in the developmental stage, or may be older companies which appear to be entering a new stage of more rapid earnings progress due to factors such as management change or development of new technology, products or markets. Since the Funds generally have similar investment policies and are managed by the same portfolio manager, the types of securities purchased by the Funds are similar.

  Both Funds invest primarily in common stock, but each may also invest in other types of securities, including convertible bonds, convertible preferred stocks, warrants, preferred stocks and debt securities. Both Funds may also invest in illiquid securities (up to 15% of total assets in the case of the Small Cap Growth Fund and 10% of total assets in the case of the Special Equities Fund).

  Additional Investments and Risk Factors. Each Fund has the ability to engage in a number of specialized investment strategies and techniques designed to enable the Fund to achieve its investment objectives, certain of which are discussed below.

  Small Cap Companies. Both Funds invest a significant portion of their assets in securities of small capitalized companies. Investments in these companies may involve greater risks and volatility than investments in larger companies. Small cap companies may be at an earlier stage of development, may be subject to greater business risks, may have limited product lines, reduced market liquidity for, and more abrupt or erratic price movements in, the trading of their shares. In addition, small cap companies may have difficulty withstanding competition from larger more established companies.

  Repurchase Agreements. Each Fund may engage in repurchase agreement transactions (typically the acquisition of an underlying debt obligation for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase, and the buyer to resell, the obligation at an agreed-upon price and time) with certain member banks of the Federal Reserve System and with certain dealers on the Federal Reserve Bank of New York's list of reporting dealers. The value of the underlying securities will be at least equal at all times to the total amount of the repurchase obligation, including interest. SBAM or MMC, as the case may be, acting under the supervision of the Board of Directors, reviews on an ongoing basis the value of the collateral and creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks. In the event of default by the seller under the repurchase agreement, a Fund could experience losses and delays in connection with the disposition of the underlying security.

  Foreign Securities and American Depository Receipts. The Small Cap Growth Fund may invest up to 20% of its assets in equity securities of foreign issuers. Both Funds may invest in American Depository Receipts ("ADRs") which are U.S. dollar-denominated receipts issued generally by domestic banks, representing the deposit with the bank of a security of a foreign issuer. ADRs are publicly traded on exchanges or over-the-counter in the United States. Investments in securities of foreign issuers may involve risks arising from differences between U.S. and foreign securities markets, including less volume and greater volatility, different trading and settlement practices and less governmental supervision and regulation, from changes in currency exchange rates and from economic, social and political conditions.

  Lending Portfolio Securities. Each Fund is authorized to lend its portfolio securities to brokers, dealers and other financial institutions. The Funds' loans of securities will be collateralized by cash, U.S. government securities or other eligible liquid assets which are maintained in a segregated account in an amount at least equal to the current market value of the loaned securities. The risk associated with lending portfolio securities, as with other extensions of credit, consists of possible loss of rights in the collateral should the borrower fail financially.

  Short Sales Against the Box. Each Fund may sell securities short if at all times when a position is open, the Fund owns the stock or owns securities convertible or exchangeable for securities of the same issue as the securities sold short. Short sales of this kind are referred to as "against the box."

  Futures and Options Activities. The Small Cap Growth Fund may, for hedging purposes, purchase and sell interest rate, currency or stock or bond index futures contracts and enter into currency forward contracts and currency swaps; purchase and sell exchange listed and over-the-counter put and call options on securities, currencies, futures contracts, indices and other financial instruments. Although the Small Cap Growth Fund is authorized to use the foregoing techniques, it is not presently anticipated that any of these strategies will be used to a significant degree. The Special Equities Fund may enter into transactions in futures contracts and options on futures contracts for hedging purposes or for non-hedging purposes only if the aggregate initial margin and premiums on such positions do not exceed 5% of the liquidation value of the Fund's assets.

  Investment Restrictions. Each Fund has adopted certain investment restrictions for the protection of shareholders. The following restrictions applicable to the Small Cap Growth Fund are fundamental and may not be changed without the approval of the holders of a majority, as defined in the 1940 Act, of the voting securities of the Fund. The Small Cap Growth Fund may not:

  1. purchase securities of any issuer if the purchase would cause more than 5% of the value of the Fund's total assets to be invested in the securities of any one issuer (excluding securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and bank obligations) or cause more than 10% of the voting securities of the issuer to be held by the Fund, except that up to 25% of the value of the Fund's total assets may be invested without regard to this restriction and provided that the Fund may invest all or substantially all of its assets in another registered investment company having substantially the same investment objective(s) and policies and substantially the same investment restrictions as those with respect to the Fund;

  2. borrow money (including entering into reverse repurchase agreements), except for temporary or emergency purposes and then not in excess of 10% of the value of the total assets of the Fund at the time the borrowing is made, except that for the purpose of this restriction, short-term credits necessary for settlement of securities transactions are not considered borrowings (the Fund will not purchase additional securities at any time its borrowings exceed 5% of total assets, provided, however, that the Fund may increase its interest in another registered investment company having substantially the same investment objective(s) and policies and substantially the same investment restrictions as those with respect to the Fund while such borrowings are outstanding); or

  3. invest more than 25% of the total assets of the Fund in the securities of issuers having their principal activities in any particular industry, except for obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities or by any state, territory or any possession of the United States or any of their authorities, agencies, instrumentalities or political subdivisions, or with respect to repurchase agreements collateralized by any of such obligations (for purposes of this restriction, supranational issuers will be considered to comprise an industry as will each foreign government that issues securities purchased by the Fund), provided, however, that the Fund may invest all or substantially all of its assets in another registered investment company having substantially the same investment objective(s) and policies and substantially the same investment restrictions as those with respect to the Fund.

    For purposes of investment limitations (1) and (3) above, both the borrower under a loan and the lender selling a loan participation will be considered an "issuer."

  4. underwrite securities of other issuers, except to the extent that the purchase of investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with a Fund's investment program may be deemed to be an underwriting;

  5. purchase or sell real estate, although the Fund may purchase and sell securities of companies which deal in real estate, may purchase and sell marketable securities which are secured by interests in real estate and may invest in mortgages and mortgage-backed securities;

  6. purchase or sell commodities or commodity contracts except that the Fund may engage in hedging and derivative transactions to the extent permitted by its investment policies as stated in the Fund's prospectus and statement of additional information;

  7. make loans, except that (a) the Fund may purchase and hold debt securities in accordance with its investment objectives and policies,
      (b) the Fund may enter into repurchase agreements with respect to portfolio securities, subject to applicable limitations of its investment policies, (c) the Fund may lend portfolio securities with a value not in excess of one-third of the value of its total assets, provided that collateral arrangements with respect to options, forward currency and futures transactions will not be deemed to involve loans of securities and (d) delays in the settlement of securities transactions will not be considered loans;

  8. purchase the securities of other investment companies except as permitted under the 1940 Act or in connection with a merger, consolidation, acquisition or reorganization.

  The following restrictions are applicable to the Special Equities Fund. Restrictions 1-7 set forth below are fundamental and may not be changed without the approval of the holders of a majority, as defined in the 1940 Act, of the voting securities of the Fund. The Fund may not:

  1. invest in a manner that would cause it to fail to be a "diversified company" under the 1940 Act and the rules, regulations and orders thereunder;

  2. purchase or sell real estate, real estate mortgages, commodities or commodity contracts, but this restriction shall not prevent the Fund from (a) investing in securities of issuers engaged in the real estate business or the business of investing in real estate (including interests in limited partnerships owning or otherwise engaging in the real estate business or the business of investing in real estate) and securities which are secured by real estate or interests therein; (b) holding or selling real estate received in connection with securities it holds or held; (c) trading in futures contracts and options on futures contracts (including options on currencies to the extent consistent with the Fund's investment objective and policies); or (d) investing in real estate investment trust securities;

  3. make loans. This restriction does not apply to: (a) the purchase of debt obligations in which the Fund may invest consistent with its investment objectives and policies; (b) repurchase agreements; and (c) loans of its portfolio securities, to the fullest extent permitted under the 1940 Act;

  4. invest more than 25% of its total assets in securities, the issuers of which conduct their principal business activities in the same industry. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry;

  5. issue "senior securities" as defined in the 1940 Act and the rules, regulations and orders thereunder, except as permitted under the 1940 Act and the rules, regulations and orders thereunder;

  6. borrow money, except that (a) the Fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, and (b) the Fund may, to the extent consistent with its investment policies, enter into reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques. To the extent that it engages in transactions described in (a) and (b), the Fund will be limited so that no more than 33 1/3% of the value of its total assets (including the amount borrowed), valued at the lesser of cost or market, less liabilities (not including the amount borrowed) valued at the time the borrowing is made, is derived from such transactions;

  7. act as an underwriter of securities, except that the Fund may invest up to 10% of its total assets in securities which it may not be free to resell without registration under the Securities Act of 1933, as amended, in which registration the Fund may technically be deemed an underwriter for purposes of the 1933 Act;

  8. invest in oil, gas or other mineral exploration or development programs;

  9. make investments in securities for the purpose of exercising control over the management of the issuer;

  10. purchase any securities on margin (except for such short-term credits as are necessary for the clearance of purchases and sales of portfolio securities) or sell any securities short (except "against the box"). For purposes of this restriction, the deposit or payment by the Fund of underlying securities and other assets in escrow and collateral agreements with respect to initial or maintenance margin in connection with futures contracts and related options and options on securities, indexes or similar items is not considered to be the purchase of a security on margin;

  11. invest in securities of an issuer which, together with any predecessor, has been in operation for less than three years if, as a result, more than 5% of the total assets of the Fund would then be invested in such securities (for purposes of this restriction, issuers include predecessors, sponsors, controlling persons, general guarantors and originators of underlying assets);

  12. purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid;

  13. write, purchase or sell puts, calls, straddles, spreads or any combinations thereof.

Comparative Information On Shareholders' Rights

  General. The Special Equities Fund and the Small Cap Growth Fund are open-end, management investment companies registered under the 1940 Act, which continuously offer to sell shares at their current net asset value. The Special Equities Fund is a series of the Investment Funds, which is a Maryland corporation, incorporated on September 29, 1981 and is governed by its Articles of

Incorporation, By-laws and Board of Trustees. The Small Cap Growth Fund is a series of the Series Funds, also a Maryland corporation, incorporated on April 17, 1990 and is governed by its Articles of Incorporation, By-laws and Board of Directors. Each Fund is also governed by applicable state and Federal law. The Investment Funds has an authorized capital of 10,000,000,000 shares of common stock with a par value of $.001 per share and an aggregate par value of $10,000,000. The Board of Directors has authorized the issuance of nine series, each representing shares in one of nine separate portfolios and may authorize the issuance of additional series of shares in the future. The Board of Directors of the Series Funds has authorized the issuance of ten series of shares, each representing shares in one of ten separate portfolios, and may authorize the issuance of additional series of shares in the future. The assets of each portfolio are segregated and separately managed and a shareholder's interest is in the assets of the portfolio in which he or she holds shares. In both the Special Equities Fund and the Small Cap Growth Fund, Class A, Class B and Class L or Class 2 shares, as the case may be, represent interests in the assets of the Fund and have identical voting, dividend, liquidation, and other rights on the same terms and conditions except that expenses related to the distribution of each class of shares are borne solely by the respective class and each class of shares has exclusive voting rights with respect to provisions of the respective Fund's Rule 12b-1 distribution plan which pertains to a particular class.

  Directors. The By-laws of both the Series Funds and the Investment Funds provide that the term of office of each director shall be from the time of his or her election until his or her successor is elected and qualifies or until his or her earlier resignation or removal. Directors of both the Series Funds and the Investment Funds may be removed with or without cause at any meeting of stockholders by the affirmative vote of a majority of the votes entitled to be cast for the election of directors. Vacancies on the Boards of either the Investment Funds or the Series Funds may be filled by the Directors remaining in office. A meeting of shareholders will be required for the purpose of electing additional Directors whenever fewer than a majority of the Directors then in office were elected by shareholders.

  Voting Rights. Neither the Series Funds nor Investment Funds holds a meeting of shareholders annually, and there normally is no meeting of shareholders held for the purpose of electing Directors unless and until such time as less than a majority of the Directors holding office have been elected by shareholders. Special meetings of shareholders of the Series Funds for any purpose may be called by a majority of shareholders or by the Board of Directors. A meeting of shareholders of the Investment Funds, for any purpose, must be called upon the written request of shareholders holding at least 25% of the outstanding shares entitled to vote at such meeting. On each matter submitted to a vote of the shareholders of either the Series Funds or the Investment Funds, each shareholder is entitled to one vote for each whole share owned and a proportionate, fractional vote for each fractional share outstanding in the shareholder's name on the respective Fund's books. With respect to each of the Series Funds and the Investment Funds, the affirmative vote of the majority of votes validly cast in person or by proxy at a shareholder meeting at which a quorum is present, shall decide any questions except when a different vote is required or permitted by any provision of the 1940 Act or other applicable law or as may otherwise be set forth in the applicable organizational documents, or in cases where the vote is submitted to the holders of one or more but not all portfolios or classes, a majority of the votes cast of the particular portfolio or class affected by the matter shall decide such matter.

  Liquidation or Dissolution. In the event of the liquidation or dissolution of the Small Cap Growth Fund or the Special Equities Fund, the shareholders of the Funds are entitled to receive, when, and as declared by the Directors, the excess of the assets belonging to the Funds over the liabilities belonging to the Funds. In either case, the assets so distributed to shareholders of the Funds will be distributed among the shareholders in proportion to the number of shares of the Funds held by them and recorded on the books of the Funds.

  Indemnification of Directors and Officers. The By-laws of the Series Funds provides that each individual who is a present or former Director or officer of the Series Funds who, by reason of his or her position was, is, or is threatened to be made a party to any threatened, pending or completed action shall be indemnified to the fullest extent permitted under the laws of the State of Maryland, the 1940 Act and any other applicable law; provided, however, that such indemnity shall not protect any person from any liability arising out of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. The By-laws of the Investment Funds provide that each Director and officer shall be indemnified against liabilities and expenses incurred in connection with litigation in which they may be involved because of their positions with the Investment Funds, to the fullest extent permitted by Maryland General Corporation Law, except for such person's willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office or under any contract or agreement with the Series Funds.

  Rights of Inspection. Maryland law permits any shareholder of the Series Funds or the Investment Funds, or any agent of such shareholder to inspect and copy during the Fund's usual business hours the Fund's By-laws, minutes of shareholder proceedings, annual statements of the Fund's affairs and voting trust agreements on file at its principal office.

  Shareholder Liability. Under Maryland law, Series Funds' and Investment Funds' shareholders do not have personal liability for the corporate acts and obligations of the Small Cap Growth Fund or the Special Equities Fund, respectively. Shares of the Small Cap Growth Fund issued to the shareholders of the Special Equities Fund in the Reorganization will be fully paid and nonassessable when issued, transferable without restrictions and will have no preemptive rights.

  The foregoing is only a summary of certain information with respect to the Small Cap Growth Fund and the Special Equities Fund. The foregoing is not a complete description of the documents cited. Shareholders should refer to the provisions of the corporate documents and state laws governing each Fund for a more thorough description.

Additional Information About The Small Cap Growth Fund And The Special Equities Fund

  The Small Cap Growth Fund. Information about the Small Cap Growth Fund is incorporated herein by reference to the Prospectus, a copy of which accompanies this Prospectus/Proxy Statement, dated May 1, 1998, as supplemented on February 1, 1999 and the Statement of Additional Information dated May 1, 1998 which have been filed with the SEC. A copy of the Statement of Additional Information is available upon request and without charge by writing the Small Cap Growth Fund at 7 World Trade Center, New York, New York 10048 or by calling (800) 446-1013.

  The Special Equities Fund. Information concerning the operation and management of the Special Equities Fund is incorporated herein by reference to the Prospectus dated April 30, 1998 as supplemented on June 12, 1999, October 5, 1998, November 28, 1998 and January 11, 1999 and the Statement of Additional Information dated April 30, 1998, each of which have been filed with the SEC. A copy of the Prospectus and the Statement of Additional Information is available upon request and without charge by writing the Special Equities Fund at 388 Greenwich Street, New York, New York 10013 or by calling (800) 451-2010.

  Both the Small Cap Growth Fund and the Special Equities Fund are subject to the informational requirements of the Exchange Act and in accordance therewith file reports and other information including proxy material, reports and charter documents with the SEC. The SEC maintains a Web site at http:/www.sec.gov that contains these reports and other information regarding the Funds.

Other Business

  The Directors of the Investment Funds do not intend to present any other business at the Meeting. If, however, any other matters are properly brought before the Meeting, the persons named in the accompanying form of proxy will vote thereon in accordance with their judgment.

Voting Information

  This Prospectus/Proxy Statement is furnished in connection with a solicitation of proxies by the Board of Directors of the Investment Funds to
be used at the Special Meeting of Shareholders to be held at [   ] p.m. on
[May 14], 1999, at

388 Greenwich Street, New York, New York 10013 and at any adjournments thereof. This Prospectus/Proxy Statement, along with a Notice of the Meeting and a proxy card, is first being mailed to shareholders of the Special Equities Fund on or about [April 5], 1999. Only shareholders of record as of the close of business on the Record Date will be entitled to notice of, and to vote at, the Meeting or any adjournment thereof. The holders of a majority of the shares of the Special Equities Fund outstanding at the close of business on the Record Date present in person or represented by proxy will constitute a quorum for the Meeting. For purposes of determining a quorum for transacting business at the Meeting, abstentions and broker "non-votes" (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be treated as shares that are present but which have not been voted. For this reason, abstentions and broker non-votes will have the effect of a "no" vote for purposes of obtaining the requisite approval of the Plan. If the enclosed form of proxy is properly executed and returned in time to be voted at the Meeting, the proxies named therein will vote the shares represented by the proxy in accordance with the instructions marked thereon. Unmarked proxies will be voted FOR the proposed Reorganization and FOR any other matters deemed appropriate. A proxy may be revoked at any time on or before the Meeting by written notice to the Special Equities Fund, 388 Greenwich Street, New York, New York 10013, 22nd Floor, c/o the Corporate Secretary. Unless revoked, all valid proxies will be voted in accordance with the specifications thereon or, in the absence of such specifications, FOR approval of the Plan and the Reorganization contemplated thereby.

  Approval of the Plan will require the affirmative vote of a majority, as defined in the 1940 Act, of the outstanding shares of the Special Equities Fund, which is the lesser of (i) 67% of the voting securities of the Special Equities Fund present at the Meeting, if the holders of more than 50% of the outstanding voting securities of the Special Equities Fund are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Special Equities Fund. Shareholders of Class A, Class B and Class L shares of the Special Equities Fund shall vote together as a single class. Shareholders of the Special Equities Fund are entitled to one vote for each share held by them.

  Proxy solicitations will be made primarily by mail, but proxy solicitations also may be made by telephone, telegraph or personal interviews conducted by officers and employees of Salomon Smith Barney and its affiliates and/or by First Data. If the Fund record votes by telephone, it will use procedures designed to authenticate shareholders' identities, to allow shareholders to authorize the voting of their shares in accordance with their instructions, and to confirm that their instructions have been properly recorded. Proxies voted by telephone may be revoked at any time before they are voted in the same manner that proxies voted by mail may be revoked. Expenses of the Reorganization, including the costs of the proxy solicitation and the preparation of enclosures to the Prospectus/Proxy Statement, reimbursement of expenses of forwarding solicitation material to shareholders of the Special Equities Fund and expenses incurred in connection with the preparation of this Prospectus/Proxy Statement will be borne equally by MMC and SBAM.

  If sufficient votes to approve the Reorganization are not received by [June ], 1999, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies. In determining whether to adjourn the Meeting, the following factors may be considered: the percentage of votes actually cast, the percentage of negative votes actually cast, the nature of any further solicitation and the information to be provided to shareholders with respect to the reasons for the solicitation. Any such adjournment will require an affirmative vote by the holders of a majority of the shares present in person or by proxy and entitled to vote at the Meeting. The persons named as proxies will vote upon such adjournment after consideration of the best interests of all shareholders.

  The votes of the shareholders of the Small Cap Growth Fund are not being solicited by this Prospectus/Proxy Statement.

Financial Statements

  The audited statements of assets and liabilities of the Special Equities Fund as of December 31, 1998, and the Financial Highlights for each of the years in the three year period then ended, related statements of operations for the year then ended and changes in net assets for the two years then ended, have been incorporated by reference into the Statement of Additional Information relating to this Prospectus/Proxy Statement in reliance on the reports of KPMG, L.L.P., independent auditors for the Special Equities Fund. The audited statements of assets and liabilities of the Small Cap Growth Fund as of December 31, 1998, and the Financial Highlights table, related statements of operations, changes in net assets and Financial highlights have been incorporated by reference into the Statement of Additional Information relating to this Prospectus/Proxy Statement in reliance on the reports of PricewaterhouseCoopers, LLP, independent auditors for the Small Cap Growth Fund.

Legal Matters

  Certain legal matters concerning the issuance of shares of the Small Cap Growth Fund will be passed upon by Piper & Marbury L.L.P., Charles Center South, 36 South Charles Street, Baltimore, Maryland 21201.

  THE BOARD OF DIRECTORS OF THE INVESTMENT FUNDS ON BEHALF OF THE SPECIAL EQUITIES FUND, INCLUDING THE "NON-INTERESTED" DIRECTORS, UNANIMOUSLY RECOMMEND APPROVAL OF THE PLAN, AND ANY UNMARKED PROXIES WITHOUT INSTRUCTIONS TO THE CONTRARY WILL BE VOTED IN FAVOR OF APPROVAL OF THE PLAN.

                                                                     APPENDIX A

                     AGREEMENT AND PLAN OF REORGANIZATION

  This Agreement and Plan of Reorganization (the "Agreement") is made as of this day of February, 1999, by and between Salomon Brothers Series Funds Inc ("Series Funds"), a Maryland corporation with its principal place of business at 7 World Trade Center, New York, New York 10048, on behalf of the Small Cap Growth Fund (the "Small Cap Growth Fund"), an investment portfolio of Series Funds and Smith Barney Investment Funds ("Investment Funds"), a Maryland corporation with its principal place of business at 388 Greenwich Street, New York, New York 10013, on behalf of the Special Equities Fund (the "Special Equities Fund"), an investment portfolio of Investment Funds.

  This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1)(C) of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganization (the "Reorganization") will consist of the transfer of all or substantially all of the assets of the Special Equities Fund in exchange for shares of common stock of the Small Cap Growth Fund (collectively, the "Small Cap Growth Fund Shares" and each, a "Small Cap Growth Fund Share") and the assumption by the Small Cap Growth Fund of certain scheduled liabilities of the Special Equities Fund and the distribution, after the Closing Date herein referred to, of Small Cap Growth Fund Shares to the shareholders of the Special Equities Fund in liquidation of the Special Equities Fund and the termination of the Special Equities Fund, all upon the terms and conditions hereinafter set forth in this Agreement.

  Whereas, Series Funds and Investment Funds are registered investment companies of the management type and the Special Equities Fund owns securities that generally are assets of the character in which the Small Cap Growth Fund is permitted to invest;

  Whereas, Series Funds and Investment Funds are authorized to issue shares of common stock;

  Whereas, the Directors of Investment Funds have determined that the exchange of all or substantially all of the assets and certain of the liabilities of the Special Equities Fund for Small Cap Growth Fund Shares and the assumption of such liabilities by Series Funds on behalf of the Small Cap Growth Fund is in the best interests of the Special Equities Fund's shareholders and that the interests of the existing shareholders of the Special Equities Fund would not be diluted as a result of this transaction;

  Whereas, the Board of Directors of Series Funds has determined that the exchange of all or substantially all of the assets of the Special Equities Fund for

Small Cap Growth Fund Shares is in the best interests of the Small Cap Growth Fund's shareholders and that the interests of the existing shareholders of the Small Cap Growth Fund would not be diluted as a result of this transaction;

  Now, Therefore, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

  1. TRANSFER OF ASSETS OF THE SPECIAL EQUITIES FUND IN EXCHANGE FOR THE SMALL CAP GROWTH FUND SHARES AND ASSUMPTION OF THE SPECIAL EQUITIES FUND'S SCHEDULED LIABILITIES AND LIQUIDATION AND TERMINATION OF THE SPECIAL EQUITIES FUND

    1.1. Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, Investment Funds, on behalf of the Special Equities Fund agrees to transfer the Special Equities Fund's assets as set forth in paragraph 1.2 to Series Funds on behalf of the Small Cap Growth Fund, and Series Funds on behalf of the Small Cap Growth Fund agrees in exchange therefor: (i) to deliver to the Special Equities Fund the number of Class A Small Cap Growth Fund Shares, including fractional Class A Small Cap Growth Fund Shares, determined by dividing the value of the Special Equities Fund's net assets attributable to its Class A shares, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Class A Special Equities Fund Share, computed in the manner and as of the time and date set forth in paragraph 2.2; (ii) to deliver to the Special Equities Fund the number of Class B Small Cap Growth Fund Shares, including fractional Class B Small Cap Growth Fund Shares, determined by dividing the value of the Special Equities Fund's net assets attributable to its Class B shares, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Class B Small Cap Growth Fund Share, computed in the manner and as of the time and date set forth in paragraph 2.2; (iii) to deliver to the Special Equities Fund the number of Class 2 Small Cap Growth Fund Shares, including fractional Class 2 Special Equities Fund Shares, determined by dividing the value of the Special Equities Fund's net assets attributable to its Class L shares, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Class 2 Small Cap Growth Fund Share, computed in the manner and as of the time and date set forth in paragraph 2.2; and (iv) to assume certain scheduled liabilities of the Special Equities Fund, as set forth in paragraph 1.3. Such transactions shall take place at the closing provided for in paragraph 3.1 (the "Closing").

    1.2. (a) The assets of the Special Equities Fund to be acquired by Series Funds on behalf of the Small Cap Growth Fund shall consist of all or substantially all of its property, including, without limitation, all cash, securities and dividends or interest receivables which are owned by the Special Equities Fund and any deferred or prepaid expenses shown as an asset on the books of the Special Equities Fund on the closing date provided in paragraph 3.1 (the "Closing Date").

    (b) The Special Equities Fund has provided the Small Cap Growth Fund with a list of all of the Special Equities Fund's assets as of the date of execution of this Agreement. The Special Equities Fund reserves the right to sell any of the securities but will not, without the prior approval of the Small Cap Growth Fund, acquire any additional securities other than securities of the type in which the Small Cap Growth Fund is permitted to invest. The Small Cap Growth Fund will, within a reasonable time prior to the Closing Date, furnish the Special Equities Fund with a statement of the Small Cap Growth Fund's investment objectives, policies and restrictions and a list of the securities, if any, on the Special Equities Fund's list referred to in the first sentence of this paragraph which do not conform to the Small Cap Growth Fund's investment objectives, policies and restrictions. In the event that the Special Equities Fund holds any investments which the Small Cap Growth Fund may not hold, the Special Equities Fund will dispose of such securities prior to the Closing Date. In addition, if it is determined that the portfolios of the Special Equities Fund and the Small Cap Growth Fund, when aggregated, would contain investments exceeding certain percentage limitations imposed upon the Small Cap Growth Fund with respect to such investments, the Special Equities Fund, if requested by the Small Cap Growth Fund, will dispose of and/or reinvest a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Closing Date.

    1.3. Investment Funds, on behalf of the Special Equities Fund will endeavor to discharge all the Special Equities Fund's known liabilities and obligations prior to the Closing Date. Series Funds on behalf of the Small Cap Growth Fund shall assume all liabilities, expenses, costs, charges and reserves reflected on an unaudited Statement of Assets and Liabilities of the Special Equities Fund prepared as of the Valuation Date (as defined in paragraph 2.1), in accordance with generally accepted accounting principles consistently applied from the prior audited period. Series Funds on behalf of the Small Cap Growth Fund shall assume only those liabilities of the Special Equities Fund reflected in that unaudited Statement of Assets and Liabilities and shall not assume any other liabilities, whether absolute or contingent, not reflected therein.

    1.4. As provided in paragraph 3.4, as soon after the Closing Date as is conveniently practicable (the "Liquidation Date"), the Special Equities Fund will liquidate and distribute pro rata to the Special Equities Fund's shareholders of record determined as of the close of business on the Closing Date (the "Special Equities Fund Shareholders"), the Small Cap Growth Fund Shares it receives pursuant to paragraph 1.1. Shareholders of Class A,

  Class B and Class L shares of the Special Equities Fund shall receive Class A, Class B and Class 2 shares, respectively, of the Small Cap Growth Fund. Such liquidation and distribution will be accomplished by the transfer of the Small Cap Growth Fund Shares then credited to the account of the Special Equities Fund on the books of the Special Equities Fund to open accounts on the share records of the Small Cap Growth Fund in the name of the Special Equities Fund's shareholders and representing the respective pro rata number of the Small Cap Growth Fund Shares due such shareholders. All issued and outstanding shares of the Special Equities Fund will simultaneously be canceled on the books of the Special Equities Fund, although share certificates representing interests in the Special Equities Fund will represent a number of Small Cap Growth Fund Shares after the Closing Date as determined in accordance with paragraph 1.1. The Small Cap Growth Fund shall not issue certificates representing the Small Cap Growth Fund Shares in connection with such exchange.

    1.5. Ownership of Small Cap Growth Fund Shares will be shown on the books of the Small Cap Growth Fund's transfer agent. Small Cap Growth Fund Shares will be issued in the manner described in the Small Cap Growth Fund's current prospectus and statement of additional information.

    1.6. Any transfer taxes payable upon issuance of the Small Cap Growth Fund Shares in a name other than the registered holder of the Small Cap Growth Fund Shares on the books of Small Cap Growth Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Small Cap Growth Fund Shares are to be issued and transferred.

    1.7. Any reporting responsibility of the Special Equities Fund is and shall remain the responsibility of the Special Equities Fund up to and including the Closing Date and such later dates on which the Special Equities Fund is terminated and deregistered.

  2. VALUATION

    2.1. The value of the Special Equities Fund's assets to be acquired by the Small Cap Growth Fund hereunder shall be the value of such assets computed as of the close of regular trading on the New York Stock Exchange, Inc. (the "NYSE") on the Closing Date (such time and date being hereinafter called the "Valuation Date"), using the valuation procedures set forth in the Special Equities Fund's then current prospectus or statement of additional information.

    2.2. The net asset value of Small Cap Growth Fund Shares shall be the net asset value per share computed as of the close of regular trading on the NYSE on the Valuation Date, using the valuation procedures set forth in the Small Cap Growth Fund's then current prospectus or statement of additional information.

    2.3. All computations of value shall be made by Mutual Management Corp. in accordance with its regular practice as pricing agent for the Special Equities Fund and the Small Cap Growth Fund.

  3. CLOSING AND CLOSING DATE

    3.1. The Closing Date shall be [June ], 1999, or such later date as the parties may agree to in writing. All acts taking place at the Closing shall be deemed to take place simultaneously as of the close of business on the Closing Date unless otherwise provided. The Closing shall be held as of 5:00 p.m. at the offices of Salomon Smith Barney Inc., 388 Greenwich Street, New York, New York 10013, or at such other time and/or place as the parties may agree.

    3.2. In the event that on the Valuation Date (a) the NYSE or another primary trading market for portfolio securities of the Special Equities Fund or the Small Cap Growth Fund shall be closed to trading or trading thereon shall be restricted or (b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Special Equities Fund or the Small Cap Growth Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

    3.3. The Special Equities Fund shall deliver at the Closing a list of the names and addresses of the Special Equities Fund's shareholders and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing, certified on behalf of the Special Equities Fund by its President. The Small Cap Growth Fund shall issue and deliver a confirmation evidencing the Small Cap Growth Fund Shares to be credited to the Special Equities Fund's account on the Closing Date to the Secretary of the Special Equities Fund, or provide evidence satisfactory to the Special Equities Fund that such Small Cap Growth Fund Shares have been credited to the Special Equities Fund's account on the books of the Small Cap Growth Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

  4. REPRESENTATIONS AND WARRANTIES

    4.1. Investment Funds and the Special Equities Fund represent and warrant to Series Funds and the Small Cap Growth Fund as follows:

      (a) Investment Funds is a corporation, duly organized, validly existing and in good standing under the laws of the State of Maryland;

      (b) Investment Funds is a registered investment company classified as a management company of the open-end type, and its registration with the Securities and Exchange Commission (the "Commission") as an investment company under the Investment Company Act of 1940, as amended (the "1940 Act") is in full force and effect;

      (c) Investment Funds is not, and the execution, delivery and performance of this Agreement will not result, in a material violation of its Articles of Incorporation or By-laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Special Equities Fund is a party or by which it is bound;

      (d) Investment Funds has no material contracts or other commitments (other than this Agreement) which will be terminated with liability to the Special Equities Fund prior to the Closing Date;

      (e) No material litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against Investment Funds or the Special Equities Fund or any of the Special Equities Fund's properties or assets, except as previously disclosed to the Small Cap Growth Fund. The Special Equities Fund knows of no facts which might form the basis for the institution of such proceedings and is not party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

      (f) The Statements of Assets and Liabilities of the Special Equities Fund as of December 31, 1998 have been audited by KPMG LLP, independent certified public accountants, and are in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Small Cap Growth Fund) fairly reflect the financial condition of the Special Equities Fund as of such date, and there are no known contingent liabilities of the Special Equities Fund as of such date not disclosed therein;

      (g) The Special Equities Fund will file its final federal and other tax returns for the period ending on the Closing Date in accordance with the Code. At the Closing Date, all federal and other tax returns and reports of the Special Equities Fund required by law then to have been filed prior to the Closing Date shall have been filed, and all federal and other taxes shown as due on such returns shall have been paid so far as due, or provision shall have been made for the payment thereof and, to the best of the Special Equities Fund's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

      (h) For the most recent fiscal year of its operation, the Special Equities Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company;

      (i) All issued and outstanding shares of the Special Equities Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable. All of the issued and outstanding shares of the Special Equities Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the transfer agent as provided in paragraph 3.4. The Special Equities Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any shares of the Special Equities Fund, nor is there outstanding any security convertible into any shares of the Special Equities Fund;

      (j) At the Closing Date, the Special Equities Fund will have good and marketable title to its assets to be transferred to the Small Cap Growth Fund pursuant to paragraph 1.2 and full right, power and authority to sell, assign, transfer and deliver such assets hereunder and, upon delivery and payment for such assets, the Small Cap Growth Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the Securities Act of 1933, as amended (the "1933 Act"), other than as disclosed to the Small Cap Growth Fund;

      (k) The execution, delivery and performance of this Agreement has been duly authorized by all necessary action on the part of Investment Funds' Board of Directors, and subject to the approval of the Special Equities Fund's shareholders, this Agreement, assuming due authorization, execution and delivery by the Small Cap Growth Fund, will constitute a valid and binding obligation of the Special Equities Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

      (l) The information to be furnished by the Special Equities Fund for use in no-action letters, applications for exemptive orders, registration statements, proxy materials and other documents which may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations thereunder applicable thereto; and

      (m) The proxy statement of the Special Equities Fund (the "Proxy Statement") to be included in the Registration Statement referred to in paragraph 5.7 (other than information therein that relates to the Small Cap Growth Fund) will, on the effective date of the Registration Statement and on the Closing Date, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading.

    4.2. Series Funds and the Small Cap Growth Fund represent and warrant to Investment Funds and the Special Equities Fund as follows:

      (a) The Small Cap Growth Fund is a portfolio of Series Funds, which is a corporation, duly organized, validly existing and in good standing under the laws of the State of Maryland;

      (b) Series Funds is a registered investment company classified as a management company of the open-end type and its registration with the Commission as an investment company under the 1940 Act is in full force and effect;

      (c) The current prospectus of the Small Cap Growth Fund and the statement of additional information of Series Funds conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

      (d) At the Closing Date, Series Funds will have good and marketable title to the Small Cap Growth Fund's assets;

      (e) Series Funds is not, and the execution, delivery and performance of this Agreement on behalf of the Small Cap Growth Fund will not result, in a material violation of its Articles of Incorporation or By-laws or of any agreement, indenture, instrument, contract, lease or other undertaking with respect to the Small Cap Growth Fund to which Series Funds is a party or by which it is bound;

      (f) No material litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened against Series Funds with respect to the Small Cap Growth Fund or any of the Small Cap Growth Fund's properties or assets, except as previously disclosed in writing to the Special Equities Fund. Series Funds and the Small Cap Growth Fund know of no facts which might form the basis for the institution of such proceedings and neither Series Funds nor the Small Cap Growth Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Small Cap Growth Fund's business or Series Funds' ability on behalf of the Small Cap Growth Fund to consummate the transactions contemplated herein;

      (g) At the Closing Date, all federal and other tax returns and reports of Small Cap Growth Fund required by law then to have been filed by such dates shall have been filed, and all federal and other taxes shown as due on said returns and reports shall have been paid so far as due, or provision shall have been made for the payment thereof and, to the best of the Small Cap Growth Fund's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

      (h) For the most recent fiscal year of its operation, the Small Cap Growth Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and the Small Cap Growth Fund intends to do so in the future;

      (i) At the date hereof, all issued and outstanding shares of the Small Cap Growth Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable, with no personal liability attaching to the ownership thereof. The Small Cap Growth Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any shares of the Small Cap Growth Fund, nor is there outstanding any security convertible into shares of the Small Cap Growth Fund;

      (j) The execution, delivery and performance of this Agreement has been duly authorized by all necessary action, if any, on the part of Series Funds' Board of Directors and assuming due authorization, execution and delivery by Investment Funds, this Agreement constitutes a valid and binding obligation of Series Funds on behalf of the Small Cap Growth Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

      (k) The Small Cap Growth Fund Shares to be issued and delivered to the Special Equities Fund, for the account of the Special Equities Fund Shareholders, pursuant to the terms of this Agreement, will at the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Small Cap Growth Fund Shares, and will be fully paid and non-assessable with no personal liability attaching to the ownership thereof;

      (l) The information to be furnished by the Small Cap Growth Fund for use in no-action letters, applications for exemptive orders, registration statements, proxy materials and other documents which may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto;

      (m) The Proxy Statement to be included in the Registration Statement (only insofar as it relates to the Small Cap Growth Fund and Series Funds) will, on the effective date of the Registration Statement and on the Closing Date, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading; and

      (n) Series Funds, on behalf of the Small Cap Growth Fund, agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state Blue Sky or securities laws as it may deem appropriate in order to continue the Small Cap Growth Fund's operations after the Closing Date.

  5. COVENANTS OF INVESTMENT FUNDS, THE SPECIAL EQUITIES FUND, THE SMALL CAP GROWTH FUND AND SERIES FUNDS

    5.1. Series Funds on behalf of the Small Cap Growth Fund and Investment Funds on behalf of the Special Equities Fund each will operate its business in the ordinary course between the date hereof and the Closing Date. It is understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions and any other dividends and distributions deemed advisable, in each case payable either in cash or in additional shares.

    5.2. Investment Funds on behalf of the Special Equities Fund will call a meeting of its shareholders to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

    5.3. Investment Funds on behalf of the Special Equities Fund covenants that the Small Cap Growth Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

    5.4. The Special Equities Fund will assist the Small Cap Growth Fund in obtaining such information as the Small Cap Growth Fund reasonably requests concerning the beneficial ownership of the Special Equities Fund's shares.

    5.5. Subject to the provisions of this Agreement, Investment Funds on behalf of the Special Equities Fund and Series Funds on behalf of the Small Cap Growth Fund, each will take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

    5.6. As promptly as practicable, but in any case within sixty days after the Closing Date, the Special Equities Fund shall furnish the Small Cap Growth Fund, in such form as is reasonably satisfactory to the Small Cap Growth Fund, a statement of the earnings and profits of the Special Equities Fund for federal income tax purposes which will be carried over to the Small Cap Growth Fund as a result of Section 381 of the Code, and which will be certified by the President and Treasurer of the Special Equities Fund.

    5.7. The Special Equities Fund will provide the Small Cap Growth Fund with information reasonably necessary for the preparation of a prospectus (the "Prospectus") which will include the Proxy Statement, referred to in paragraph 4.1(m), all to be included in a Registration Statement on Form N-14 of Series Funds (the "Registration Statement"), in compliance with the 1933 Act, the Securities Exchange Act of 1934 (the "1934 Act") and the 1940 Act in connection with the meeting of the Special Equities Fund's shareholders to consider approval of this Agreement and the transactions contemplated herein.

  6. CONDITIONS PRECEDENT TO OBLIGATIONS OF INVESTMENT FUNDS IN RESPECT OF THE SPECIAL EQUITIES FUND

  The obligations of Investment Funds and the Special Equities Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by Series Funds and the Small Cap Growth Fund of all of the obligations to be performed by them hereunder on or before the Closing Date and, in addition thereto, the following further conditions:

    6.1. All representations and warranties of Series Funds and the Small Cap Growth Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date;

    6.2. Series Funds on behalf of the Small Cap Growth Fund shall have delivered to Investment Funds a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to Investment Funds and dated as of the Closing Date, to the effect that the representations and warranties of Series Funds and the Small Cap Growth Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement; and

    6.3. Investment Funds shall have received on the Closing Date a favorable opinion from Simpson Thatcher & Bartlett, counsel to the Small Cap Growth Fund, dated as of the Closing Date, in a form reasonably satisfactory to Christina T. Sydor, Esq., Secretary of Investment Funds, covering the following points:

      That (a) Series Funds has been duly organized and is validly existing as a corporation under the laws of the State of Maryland;
    (b) Series Funds is an open-end investment company of the management type registered under the 1940 Act; (c) the Small Cap Growth Fund is a series of the Series Funds; (d) this Agreement, the reorganization provided for hereunder and the execution of this Agreement have been duly authorized, and executed and delivered by the Series Funds, and this Agreement is a legal, valid, binding and enforceable obligation of the Series Funds with respect to the Small Cap Growth Fund, subject to the effects of bankruptcy, insolvency, fraudulent conveyance, reorganization, moratorium and other similar laws relating to or affecting creditors rights generally, general equitable principals (whether considered in a proceeding in equity or at law), and an implied covenant of good faith and fair dealing executed and delivered by Series Funds and is a valid and binding obligation of Series Funds with respect to the Small Cap Growth Fund enforceable in accordance with its terms against the assets of the Small Cap Growth Fund; and (e) the Small Cap Growth Fund Shares to be issued to the Special Equities Fund for distribution to its shareholders pursuant to this Agreement have been, to the extent of the number of Small Cap Growth Fund Shares of the pertinent class authorized to be issued by the Small Cap Growth Fund in the Articles of Incorporation of Series Funds and then unissued, duly authorized and, subject to the receipt by Series Funds of consideration equal to the net asset value thereof (but in no event less than the par value thereof), such Small Cap Growth Fund Shares, when issued in accordance with this Agreement, will be validly issued and fully paid and non-assessable. Such opinion may state that it is solely for the benefit of Investment Funds and the Special Equities Fund, its Directors and its officers. Such counsel may rely, as to matters governed by the laws of the State of Maryland, on an opinion of Maryland counsel.

  7. CONDITIONS PRECEDENT TO OBLIGATIONS OF SERIES FUNDS IN RESPECT OF THE SMALL CAP GROWTH FUND

  The obligations of Series Funds on behalf of the Small Cap Growth Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by Investment Funds and the Special Equities Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

    7.1. All representations and warranties of Investment Funds and the Special Equities Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date;

    7.2. The Special Equities Fund shall have delivered to the Small Cap Growth Fund a statement of the Special Equities Fund's assets and liabilities, together with a list of the Special Equities Fund's portfolio securities showing the tax costs of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer or Assistant Treasurer of the Special Equities Fund;

    7.3. Investment Funds shall have delivered to the Small Cap Growth Fund on the Closing Date a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Small Cap Growth Fund and dated as of the Closing Date, to the effect that the representations and warranties of Investment Funds and the Special Equities Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement; and

    7.4. The Small Cap Growth Fund shall have received on the Closing Date a favorable opinion of Willkie Farr & Gallagher, counsel to the Special Equities Fund, in a form satisfactory to Christina T. Sydor, Esq., Secretary of the Small Cap Growth Fund, covering the following points:

      That (a) Investment Funds is duly organized and validly existing under the laws of the State of Maryland; (b) Investment Funds is an open-end management investment company registered under the 1940 Act;
    (c) the Special Equities Fund is a series of the Investment Funds; and (d) this Agreement, the reorganization provided for hereunder and the execution of this Agreement have been duly authorized and approved by all requisite action of Investment Funds, and this Agreement has been duly executed and delivered by Investment Funds and is a valid and binding obligation of Investment Funds and the Special Equities Fund enforceable in accordance with its terms against the assets of the Special Equities Fund. Such opinion may state that it is solely for the benefit of Series Funds, its Directors and its officers. Such counsel may rely, as to matters governed by the laws of the State of Maryland, on an opinion of Maryland counsel.

  8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF INVESTMENT FUNDS, THE SPECIAL EQUITIES FUND, THE SMALL CAP GROWTH FUND AND SERIES FUNDS

  If any of the conditions set forth below do not exist on or before the Closing Date with respect to Series Funds on behalf of the Small Cap Growth Fund, or Investment Funds on behalf of the Special Equities Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

    8.1. This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Special Equities Fund in accordance with the provisions of Investment Funds's Articles of Incorporation and By-laws and certified copies of the votes evidencing such approval shall have been delivered to the Small Cap Growth Fund. Notwithstanding anything herein to the contrary, neither Series Funds on behalf of the Small Cap Growth Fund nor Investment Funds on behalf of the Special Equities Fund may waive the conditions set forth in this paragraph 8.1;

    8.2. On the Closing Date, no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

    8.3. All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky and securities authorities, including "no-action" positions of and exemptive orders from such federal and state authorities) deemed necessary by the Special Equities Fund or the Small Cap Growth Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Special Equities Fund or the Small Cap Growth Fund, provided that either party hereto may for itself waive any of such conditions;

    8.4. The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act;

    8.5. The Special Equities Fund shall have declared and paid a dividend or dividends on the outstanding shares of the Special Equities Fund, which, together with all previous such dividends, shall have the effect of distributing to the shareholders of the Special Equities Fund all of the investment company taxable income and exempt-interest income of the Special Equities Fund for all taxable years ending on or prior to the Closing Date. The dividend declared and paid by the Special Equities Fund shall also include all of such fund's net capital gain realized in all taxable years ending on or prior to the Closing Date (after reduction for any capital loss carryforward);

    8.6. The parties shall have received a favorable opinion of Willkie Farr & Gallagher, addressed to Series Funds in respect of the Small Cap Growth Fund and Investment Funds in respect of the Special Equities Fund and satisfactory to Christina T. Sydor, Esq., as Secretary of the Special Equities Fund and the Small Cap Growth Fund, substantially to the effect that for federal income tax purposes:

      (a) the transfer of all or substantially all of the Special Equities Fund's assets in exchange for the Small Cap Growth Fund Shares and the assumption by the Small Cap Growth Fund of certain scheduled liabilities of the Special Equities Fund will constitute a "reorganization" within the meaning of Section 368(a)(1)(C) of the Code, and the Special Equities Fund and the Small Cap Growth Fund are each a "party to a reorganization" within the meaning of Section 368(b) of the Code; (b) no gain or loss will be recognized by the Small Cap Growth Fund upon the receipt of the assets of the Special Equities Fund in exchange for the Small Cap Growth Fund Shares and the assumption by the Small Cap Growth Fund of certain scheduled liabilities of the Special Equities Fund; (c) no gain or loss will be recognized by the Special Equities Fund upon the transfer of the Special Equities Fund's assets to the Small Cap Growth Fund in exchange for the Small Cap Growth Fund Shares and the assumption by the Small Cap Growth Fund of certain scheduled liabilities of the Special Equities Fund or upon the distribution (whether actual or constructive) of the Small Cap Growth Fund Shares to the Special Equities Fund's shareholders; (d) no gain or loss will be recognized by shareholders of the Special Equities Fund upon the exchange of their Special Equities Fund shares for the Small Cap Growth Fund Shares and the assumption by the Small Cap Growth Fund of certain scheduled liabilities of the Special Equities Fund; (e) the aggregate tax basis for the Small Cap Growth Fund Shares received by each of the Special Equities Fund's shareholders pursuant to the Reorganization will be the same as the aggregate tax basis of the Special Equities Fund Shares held by such shareholder immediately prior to the Reorganization, and the holding period of the Small Cap Growth Fund Shares to be received by each Special Equities Fund shareholder will include the period during which the Special Equities Fund Shares exchanged therefor were held by such shareholder (provided that the Special Equities Fund Shares were held as capital assets on the date of the Reorganization); and (f) the tax basis of the Special Equities Fund's assets acquired by Small Cap Growth Fund will be the same as the tax basis of such assets to the Special Equities Fund immediately prior to the Reorganization, and the holding period of the assets of the Special Equities Fund in the hands of the Small Cap Growth Fund will include the period during which those assets were held by the Special Equities Fund.

  Notwithstanding anything herein to the contrary, neither Series Funds on behalf of the Small Cap Growth Fund nor Investment Funds on behalf of the Special Equities Fund may waive the conditions set forth in this paragraph 8.6.

  9. BROKERAGE FEES AND EXPENSES

  Series Funds on behalf of the Small Cap Growth Fund represents and warrants to Investment Funds and the Special Equities Fund, and Investment Funds on behalf of the Special Equities Fund hereby represents and warrants to Series Funds on behalf of the Small Cap Growth Fund, that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

  10. ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

    10.1. The parties hereto agree that no party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

    10.2. The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder.

  11. TERMINATION

    11.1. This Agreement may be terminated at any time prior to the Closing Date by: (1) the mutual agreement of Investment Funds on behalf of the Special Equities Fund and Series Funds on behalf of the Small Cap Growth Fund; (2) Investment Funds in respect of the Special Equities Fund in the event that Series Funds in respect of the Small Cap Growth Fund shall, or Series Funds in respect of the Small Cap Growth Fund in the event that Investment Funds or the Special Equities Fund shall, materially breach any representation, warranty or agreement contained herein to be performed at or prior to the Closing Date; or (3) a condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met.

    11.2. In the event of any such termination, there shall be no liability for damages on the part of either Investment Funds on behalf of the Special Equities Fund or Series Funds on behalf of the Small Cap Growth Fund or their respective Directors or officers to the other party.

  12. AMENDMENTS; WAIVERS

    12.1. This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of Investment Funds and Series Funds; provided, however, that following the meeting of the Special Equities Fund shareholders called by the Special Equities Fund pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Small Cap Growth Fund Shares to be issued to the Special Equities Fund's shareholders under this Agreement to the detriment of such shareholders without their further approval.

    12.2. At any time prior to the Closing Date either party hereto may by written instrument signed by it (i) waive any inaccuracies in the representations and warranties made to it contained herein and (ii) waive compliance with any of the covenants or conditions made for its benefit contained herein.

  13. NOTICES

  Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy or certified mail addressed to Investment Funds, 388 Greenwich Street, 22nd Floor, New York, New York 10013, Attention: Heath B. McLendon; or to Series Funds, 388 Greenwich Street, 22nd Floor, New York, New York 10013, Attention: Heath B. McLendon.

  14. HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT

    14.1 The article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

    14.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

    14.3 This Agreement shall be governed by and construed in accordance with the laws of the State of New York.

    14.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, corporation or other entity, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

  IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its Chairman of the Board, President or Vice President and attested by its Secretary or Assistant Secretary.

Attest: SALOMON BROTHERS SERIES FUNDS INC on behalf of the SMALL CAP GROWTH FUND

   /s/ Christina T. Sydor                    By: /s/ Heath B. McLendon
----------------------------                     ----------------------------
 Name: Christina T. Sydor                        Name: Heath B. McLendon
 Title: Secretary                                Title: President

Attest: SMITH BARNEY INVESTMENT FUNDS INC.
    on behalf of the SPECIAL EQUITIES FUND

   /s/ Christina T. Sydor                    By: /s/ Heath B. McLendon
----------------------------                     ----------------------------
 Name: Christina T. Sydor                        Name: Heath B. McLendon
 Title: Secretary                                Title: President

PROSPECTUS OF SALOMON BROTHERS SMALL CAP GROWTH FUND DATED MAY 1, 1998 IS INCORPORATED BY REFERENCE TO POST EFFECTIVE AMENDMENT NO. 28 TO THE SERIES FUNDS REGISTRATION STATEMENT ON FORM N-1A FILED ON APRIL 30, 1998.; SUPPLEMENT TO PROSPECTUS DATED FEBRUARY 1, 1999 IS INCORPORATED BY REFERENCE TO RULE 497(e) FILING. REFERENCE NOS 33-34423 and 811-06087.

                      STATEMENT OF ADDITIONAL INFORMATION
                                 Dated  , 1999


                         Acquisition Of The Assets Of

                      SMITH BARNEY SPECIAL EQUITIES FUND
                             a separate series of
                         SMITH BARNEY INVESTMENT FUNDS
                             388 Greenwich Street
                           New York, New York 10013
                                (800) 451-2010

                       By And In Exchange For Shares Of

                    SALOMON BROTHERS SMALL CAP GROWTH FUND
                             a separate series of
                       SALOMON BROTHERS SERIES FUNDS INC
                             7 World Trade Center
                           New York, New York 10048
                                 (800) SALOMON

  This Statement of Additional Information, relating specifically to the proposed transfer of all or substantially all of the assets of Smith Barney Special Equities Fund (the "Special Equities Fund"), a series of Smith Barney Investment Funds Inc. ("Investment Funds") to Salomon Brothers Small Cap Growth Fund ("Small Cap Growth Fund"), a series of Salomon Brothers Series Funds Inc ("Series Funds") in exchange for shares of the Small Cap Growth Fund and the assumption by the Series Funds on behalf of Special Equities Fund of certain scheduled liabilities of the Small Cap Growth Fund, consists of this cover page and the following described documents, each of which accompanies this Statement of Additional Information and is incorporated herein by reference.

1.  Statement of Additional Information of the Series Funds dated May 1, 1999.

2.  Annual Report of Small Cap Growth Fund for the period ended December 31,
    1998.

3. Annual Report of Special Equities Fund for the fiscal year ended December 31, 1998.

4.  Pro forma financial statements.

  This Statement of Additional Information is not a prospectus. A
Prospectus/Proxy Statement, dated      , 1999, relating to the above-
referenced matter may be obtained without charge by calling or writing Small Cap Growth Fund at the telephone numbers or addresses set forth above. This Statement of Additional Information should be read in conjunction with the
Prospectus/Proxy Statement dated      , 1999.

  The date of this Statement of Additional Information is      , 1999.

                      STATEMENT OF ADDDITIONAL INFORMATION
                                       OF
                       SALOMON BROTHERS SERIES FUNDS INC

                            ----------------------

                               Dated May 1, 1998
        is incorporated by reference to Post Effective Amendment No. 28 to the Series Funds Registration Statement on Form N-1A
                            filed on April 30, 1998.

                   Reference Numbers 33-34423 and 811-[06087]

                            ----------------------

                                 ANNUAL REPORT
                                       OF
                     SALOMON BROTHERS SMALL CAP GROWTH FUND

                            ----------------------

                  For the fiscal year ended December 31, 1998
                          will be filed by amendment.

                            ----------------------

                     STATEMENT OF ADDITIONAL INFORMATION OF
                       SMITH BARNEY SPECIAL EQUITIES FUND

                            ----------------------

               Dated April 30, 1998 is Incorporated by Reference
                       to Post Effective Amendment No. 48
                 to the Investment Funds Registration Statement
                     on Form N-1A Filed on April 29, 1998.

                       Reference Nos 2-74288 and 811-3275

                            ----------------------

                                 ANNUAL REPORT
                                       OF
                       SMITH BARNEY SPECIAL EQUITIES FUND

                            ----------------------

                  For the fiscal year ended December 31, 1998
                          will be filed by amendment.

                            ----------------------

                                                            SERIES FUNDS PART C

Part C: Other Information

Item 15. Indemnification*

  The response to this item is incorporated by reference to "Liability of Directors" under the caption "Comparative Information On Shareholders' Rights" in Part A of this Registration Statement.

Item 16. Exhibits

   (1)     Articles of Incorporation and all amendments*
   (2)     Bylaws*
   (3)     Not Applicable
   (4)     Agreement and Plan of Reorganization**
   (5)     Not Applicable
   (6)     Management Agreements*
   (7)     Distribution Agreement**
   (8)     Not applicable
   (9)     Custodian Agreement*
   (10)    Rule 12b-1 Plan*
   (11)    Opinion and consent of Piper & Marbury LLP***
           Opinion and consent of Willkie Farr & Gallagher with respect to tax
   (12)    matters***
   (13)    Not Applicable
   (14)(a) Consent of PricewaterhouseCoopers LLP***
   (14)(b) Consent of KPMG LLP**
   (15)    Not Applicable
   (16)    Power of Attorney**
   (17)    Form of Proxy Card **

--------
  * Incorporated herein by reference to Registration Statement of Series Funds Inc on Form N-1A, file numbers 2-33-34423 and 811-06087.
 ** Filed herewith
*** To be filed by amendment

Item 17. Undertakings.

  (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

  (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                  SIGNATURES

  Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, SALOMON BROTHERS SERIES FUNDS INC, has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in the City of New York, State of New York on the 4th day of February, 1999.

                                          SALOMON BROTHERS SERIES FUNDS INC


                                                 /s/  Heath B. McLendon
                                          By: _________________________________
                                                     Heath B. McLendon
                                                  Chief Executive Officer

  KNOW ALL MEN BY THESE PRRESENTS, that each person whose signature appears below constitutes and appoints Heath B. McLendon, Robert A. Vegliante and Christina T. Sydor and each and any one of them, his true and lawful attorneys-in-fact and agents, with full power of substitution and resubstitution, for him and in his name, place and stead, in any and all capacities, to sign any or all amendments (including post-effective amendments) to this Registration Statement, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, full power and authority to do and perform each and every act and thing requisite and necessary to be done about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

  As required by the Securities Act of 1933, this Registration has been signed by the following persons in the capacities and on the dates indicated.

              Signature                          Title                   Date
              ---------                          -----                   ----

      /s/  Heath B. McLendon           Chairman of the Board       February 4, 1999
______________________________________  (Chief Executive Officer)
          Heath B. McLendon

      /s/  Lewis E. Daidone            Executive Vice President    February 4, 1999
______________________________________  and Treasurer
           Lewis E. Daidone

      /s/  Charles F. Barber           Director                    February 4, 1999
______________________________________
          Charles F. Barber

       /s/  Carol L. Colman            Director                    February 4, 1999
______________________________________
           Carol L. Colman

        /s/  Daniel Cronin             Director                    February 4, 1999
______________________________________
            Daniel Cronin

                                 EXHIBIT INDEX

 Exhibit
 Number                            Description
 -------                           -----------
    (4)  Agreement and Plan of Reorganization (included as Exhibit A to
          Registrant's Prospectus/Proxy Statement contained in Part A of this Registration Statement).

    (7)  Distribution Agreement dated September 1, 1998 between Salomon
          Brothers Series Funds Inc and CFBDS, Inc.
  (14b)  Consent of KPMG L.L.P.

   (17)  Form of Proxy Card.

--------